UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq.

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF SEPTEMBER 30, 2015 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.39%
Consumer Discretionary		24.49%
Hotels Restaurants & Leisure		6.14%
Carnival Corp.	10,100	$501,970
Chipotle Mexican Grill Inc.**	1,060	763,465
Starbucks Corp.	10,300	585,452
		1,850,887

Household Durables		4.07%
DR Horton Inc.	21,200	622,432
Mohawk Industries Inc.**	3,335	606,269
		1,228,701

Internet & Catalog Retail		7.77%
Amazon.com Inc.**	2,400	1,228,536
Priceline Group Inc.**	900	1,113,174
		2,341,710

Specialty Retail		6.51%
Home Depot Inc.	10,085	1,164,717
O'Reilly Automotive Inc.**	3,200	800,000
		1,964,717

Total Consumer Discretionary
(Cost $6,449,540)		7,386,015

Consumer Staples		8.53%
Beverages		2.20%
Monster Beverage Corp.**	4,900	662,186

Food & Staples Retailing		6.33%
Costco Wholesale Corp.	5,650	816,821
CVS Caremark Corp.	11,330	1,093,118
		1,909,939

Total Consumer Staples
(Cost $2,457,557)		2,572,125

Energy		2.12%
Oil Gas & Consumable Fuels		2.12%
EOG Resources Inc.	8,770	638,456

Total Energy
(Cost $752,189)		638,456

Financials		4.22%
Capital Markets		4.22%
BlackRock Inc.	2,140	636,586
Morgan Stanley	20,230	637,245
		1,273,831

Total Financials
(Cost $1,409,960)		1,273,831

Health Care		16.67%
Biotechnology		8.00%
Celgene Corp.**	9,500	1,027,615
Gilead Sciences Inc.	14,110	1,385,461
		2,413,076

Life Sciences Tools & Services		3.11%
Illumina Inc.**	5,340	938,879

Pharmaceuticals		5.56%
Allergan PLC	3,505	952,694
Endo International PLC (Ireland)**	10,425	722,244
		1,674,938

Total Health Care
(Cost $4,082,496)		5,026,893

Industrials		7.80%
Aerospace & Defense		1.64%
TransDigm Group Inc.**	2,330	494,915

Airlines		2.07%
American Airlines Group Inc.	16,100	$625,163

Industrial Conglomerates		1.37%
Carlisle Cos Inc.	4,735	413,744

Machinery		2.72%
Ingersoll-Rand PLC	7,800	396,006
Snap-on Inc.	2,800	422,632
		818,638

Total Industrials
(Cost $2,493,655)		2,352,460

Information Technology		32.69%
Communications Equipment		1.42%
Palo Alto Networks Inc.**	2,485	427,420

Internet Software & Services		10.23%
Alibaba Group Holding Ltd. ADR (China)**	3,700	218,189
Facebook Inc. - Class A**	15,570	1,399,743
Google Inc. - Class A**	2,300	1,468,251
		3,086,183

IT Services		9.21%
Alliance Data Systems Corp.**	3,300	854,634
Cognizant Technology Solutions Corp. - Class A**	13,300	832,713
Visa Inc. - Class A	15,640	1,089,482
		2,776,829

Semiconductors & Semiconductor Equipment		2.64%
Avago Technologies Ltd. (Singapore)	3,300	412,533
NXP Semiconductor N.V. (Netherlands)**	4,420	384,849
		797,382

Software		1.25%
Ultimate Software Group Inc.**	2,100	375,921

Technology Hardware Storage & Peripherals		7.94%
Apple Inc.	21,719	2,395,606

Total Information Technology
(Cost $6,892,003)		9,859,341

Materials		1.87%
Chemicals		1.87%
Air Products & Chemicals Inc.	4,420	563,904

Total Materials
(Cost $626,371)		563,904

Total Common Stocks
(Cost $25,163,771)		29,673,025

MONEY MARKET MUTUAL FUNDS		1.72%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	517,635	517,635

Total Money Market Mutual Funds
(Cost $517,635)		517,635

Total Investments
(Cost $25,681,406)	100.11%	30,190,660

Liabilities in Excess of Other Assets	(0.11%)	(32,847)

Net Assets	100.00%	$30,157,813

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**  Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF SEPTEMBER 30, 2015 (Unaudited)
	Shares	Market Value
COMMON STOCKS		95.51%
Consumer Discretionary		18.17%
Auto Components		1.07%
BorgWarner Inc.	21,584	$897,678

Automobiles		2.51%
Tesla Motors Inc.**	8,502	2,111,897

Hotels Restaurants & Leisure		2.62%
Melco Crown Entertainment Ltd. ADR (Hong Kong)	50,989	701,608
Shake Shack Inc. - Class A**	18,150	860,310
Wynn Resorts Ltd.	11,956	635,103
		2,197,021

Household Durables		2.50%
DR Horton Inc.	56,531	1,659,750
GoPro Inc. - Class A**	14,150	441,763
		2,101,513

Internet & Catalog Retail		1.22%
TripAdvisor Inc.**	16,250	1,024,075

Leisure Equipment & Products		1.61%
Hasbro Inc.	18,750	1,352,625

Specialty Retail		3.78%
Restoration Hardware Holdings Inc.**	13,701	1,278,440
Tractor Supply Co.	22,470	1,894,671
		3,173,111

Textiles Apparel & Luxury Goods		2.86%
Under Armour Inc. - Class A**	24,852	2,405,177

Total Consumer Discretionary
(Cost $14,790,768)		15,263,097

Consumer Staples		4.56%
Food & Staples Retailing		1.39%
Pricesmart Inc.	15,045	1,163,581

Food Products		3.17%
Keurig Green Mountain Inc.	13,816	720,366
Mead Johnson Nutrition Co.	18,586	1,308,454
The WhiteWave Foods Co.**	15,850	636,378
		2,665,198

Total Consumer Staples
(Cost $4,611,359)		3,828,779

Energy		3.99%
Energy Equipment & Services		0.67%
Patterson-UTI Energy Inc.	42,550	559,107

Oil Gas & Consumable Fuels		3.32%
Antero Resources Corp.**	26,770	566,453
Gulfport Energy Corp.**	16,180	480,222
Memorial Resource Development Corp.**	40,188	706,505
Pioneer Natural Resources Co.	8,551	1,040,144
		2,793,324

Total Energy
(Cost $5,257,708)		3,352,431

Financials		8.24%
Banks		4.67%
Bank of the Ozarks Inc.	15,700	$687,032
First Republic Bank	30,369	1,906,262
SVB Financial Group**	11,489	1,327,439
		3,920,733

Capital Markets		3.57%
Affiliated Managers Group Inc.**	9,654	1,650,738
SEI Investments Co.	27,992	1,350,054
		3,000,792

Total Financials
(Cost $5,495,460)		6,921,525

Health Care		13.63%
Biotechnology		4.01%
Alnylam Pharmaceuticals Inc.**	5,180	416,265
BioMarin Pharmaceutical Inc.**	15,150	1,595,598
Intrexon Corp.**	13,050	414,990
Medivation Inc.**	22,266	946,305
		3,373,158

Health Care Equipment & Supplies		3.47%
Align Technology Inc.**	20,066	1,138,946
Edwards Lifesciences Corp.**	12,467	1,772,434
		2,911,380

Health Care Providers & Services		3.33%
Acadia Healthcare Co. Inc.**	22,900	1,517,583
Team Health Holdings Inc.**	23,714	1,281,267
		2,798,850

Pharmaceuticals		2.82%
Catalent Inc.**	27,100	658,530
Endo International PLC**	24,650	1,707,752
		2,366,282

Total Health Care
(Cost $10,897,901)		11,449,670

Industrials		11.92%
Airlines		1.74%
United Continental Holdings Inc.**	27,511	1,459,459

Building Products		0.68%
Lennox International Inc.	5,046	571,863

Commercial Services & Supplies		1.86%
Ritchie Bros Auctioneers Inc.	33,750	873,450
Waste Connections Inc.	14,200	689,836
		1,563,286

Electrical Equipment		0.81%
Sensata Technologies Holding N.V. (Netherlands)**	15,271	677,116

Machinery		2.08%
Proto Labs Inc.**	12,938	866,846
WABCO Holdings Inc.**	8,370	877,427
		1,744,273

Professional Services		1.63%
IHS Inc. - Class A**	11,827	1,371,932

Road & Rail		3.12%
J.B. Hunt Transport Services Inc.	15,300	1,092,420
Old Dominion Freight Line Inc.**	25,089	1,530,429
		2,622,849

Total Industrials
(Cost $9,402,825)		10,010,778

Information Technology		29.28%
Communications Equipment		2.85%
Arista Networks Inc.**	15,769	$964,905
Palo Alto Networks Inc.**	8,326	1,432,072
		2,396,977

Electronic Equipment Instruments & Components		0.58%
Zebra Technologies Corp. - Class A**	6,350	486,092

Internet Software & Services		7.30%
Akamai Technologies Inc.**	17,502	1,208,688
LinkedIn Corp. - Class A**	9,700	1,844,261
Pandora Media Inc.**	85,787	1,830,695
Zillow Group Inc. - Class A**	43,350	1,245,445
		6,129,089

IT Services		4.53%
Alliance Data Systems Corp.**	6,450	1,670,421
Fiserv Inc.**	24,693	2,138,661
		3,809,082

Semiconductors & Semiconductor Equipment		2.53%
Applied Materials Inc.	83,818	1,231,286
Cavium Inc.**	14,550	892,934
		2,124,220

Software		11.49%
Electronic Arts Inc.**	20,400	1,382,100
FireEye Inc.**	23,865	759,384
Mobileye N.V. (Israel)**	27,068	1,231,053
ServiceNow Inc.**	26,468	1,838,202
Splunk Inc.**	28,219	1,561,922
Tableau Software Inc. - Class A**	18,492	1,475,292
Workday Inc. - Class A**	20,359	1,401,921
		9,649,874

Total Information Technology
(Cost $22,922,421)		24,595,334

Materials		5.72%
Chemicals		4.51%
Eastman Chemical Co.	19,588	1,267,735
FMC Corp.	27,626	936,798
Methanex Corp. (Canada)	16,150	535,534
PolyOne Corp.	35,650	1,045,971
		3,786,038

Construction Materials		1.21%
Eagle Materials Inc.	14,796	1,012,342

Total Materials
(Cost $6,372,056)		4,798,380

Total Common Stocks
(Cost $79,750,498)		80,219,994

MONEY MARKET MUTUAL FUNDS		4.12%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	3,658	3,658
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	3,454,891	3,454,891

Total Money Market Mutual Funds
(Cost $3,458,549)		3,458,549

Total Investments
(Cost $83,209,047)	99.63%	83,678,543

Other Assets in Excess of Liabilities	0.38%	315,283

Net Assets	100.00%	$83,993,826

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**  Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF SEPTEMBER 30, 2015 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.25%
Consumer Discretionary		17.07%
Automobiles		4.64%
Tesla Motors Inc.**	11,780	$2,926,152

Hotels Restaurants & Leisure		5.05%
Melco PBL Entertainment Ltd. ADR (Hong Kong)	68,674	944,954
Shake Shack Inc. - Class A**	26,900	1,275,060
Wynn Resorts Ltd.	18,282	971,140
		3,191,154

Specialty Retail		2.54%
Restoration Hardware Holdings Inc.**	17,180	1,603,066

Textiles Apparel & Luxury Goods		4.84%
Under Armour Inc. - Class A**	31,596	3,057,861

Total Consumer Discretionary
(Cost $10,854,633)		10,778,233

Consumer Staples		2.70%
Food Products		2.70%
Mead Johnson Nutrition Co.	24,258	1,707,763

Total Consumer Staples
(Cost $1,867,455)		1,707,763

Energy		3.89%
Oil Gas & Consumable Fuels		3.89%
Antero Resources Corp.**	43,750	925,750
Pioneer Natural Resources Co.	12,600	1,532,664
		2,458,414

Total Energy
(Cost $3,674,282)		2,458,414

Financials		7.02%
Banks		3.77%
SVB Financial Group**	20,626	2,383,128

Capital Markets		3.25%
Affiliated Managers Group Inc.**	12,002	2,052,222

Total Financials
(Cost $4,280,939)		4,435,350

Health Care		20.48%
Biotechnology		5.23%
BioMarin Pharmaceutical Inc.**	17,690	1,863,111
Medivation Inc.**	33,800	1,436,500
		3,299,611

Health Care Equipment & Supplies		6.39%
Align Technology Inc.**	29,408	1,669,198
Edwards Lifesciences Corp.**	16,630	2,364,287
		4,033,485

Health Care Providers & Services		5.92%
Acadia Healthcare Co. Inc.**	24,220	1,605,060
Team Health Holdings Inc.**	39,533	2,135,968
		3,741,028

Pharmaceuticals		2.94%
Endo International PLC**	26,800	1,856,704

Total Health Care
(Cost $12,884,534)		12,930,828

Industrials		8.67%
Machinery		2.07%
Proto Labs Inc.**	19,460	1,303,820

Professional Services		3.20%
IHS Inc. - Class A**	17,427	$2,021,532

Road & Rail		3.40%
Old Dominion Freight Line Inc.**	35,214	2,148,054

Total Industrials
(Cost $5,950,123)		5,473,406

Information Technology		31.18%
Communications Equipment		2.22%
Arista Networks Inc.**	22,900	1,401,251

Internet Software & Services		8.13%
LinkedIn Corp. - Class A**	12,945	2,461,233
Pandora Media Inc.**	125,370	2,675,395
		5,136,628

IT Services		4.07%
Fiserv Inc.**	29,670	2,569,719

Semiconductors & Semiconductor Equipment		3.12%
Applied Materials Inc.	133,878	1,966,668

Software		13.64%
FireEye Inc.**	35,471	1,128,687
Mobileye N.V. (Netherlands)**	29,700	1,350,756
ServiceNow Inc.**	38,050	2,642,573
Splunk Inc.**	31,280	1,731,348
Tableau Software Inc. - Class A**	22,080	1,761,542
		8,614,906

Total Information Technology
(Cost $20,124,534)		19,689,172

Materials		5.24%
Chemicals		5.24%
FMC Corp.	42,532	1,442,260
PolyOne Corp.	63,720	1,869,545
		3,311,805

Total Materials
(Cost $5,552,600)		3,311,805

Total Common Stocks
(Cost $65,189,100)		60,784,971

MONEY MARKET MUTUAL FUNDS		3.08%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,944,787	1,944,787

Total Money Market Mutual Funds
(Cost $1,944,787)		1,944,787

Total Investments
(Cost $67,133,887)	99.33%	62,729,758

Other Assets in Excess of Liabilities	0.67%	421,133

Net Assets	100.00%	$63,150,891

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP GROWTH FUND AS OF SEPTEMBER 30, 2015 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.80%
Consumer Discretionary		16.00%
Diversified Consumer Services		1.70%
2U Inc.**	1,204	$43,223
Grand Canyon Education Inc.**	1,726	65,571
		108,794

Hotels Restaurants & Leisure		5.29%
Del Frisco's Restaurant Group Inc.**	4,193	58,241
Shake Shack Inc. - Class A**	1,447	68,588
Vail Resorts Inc.	1,303	136,398
Zoe's Kitchen Inc.**	1,911	75,465
		338,692

Household Durables		2.66%
iRobot Corp.**	2,781	81,038
Ryland Group Inc.	2,194	89,581
		170,619

Media		1.53%
IMAX Corp. (Canada)**	2,905	98,160

Multiline Retail		1.24%
Burlington Stores Inc.**	1,560	79,623

Specialty Retail		3.58%
Five Below Inc.**	3,178	106,717
Restoration Hardware Holdings Inc.**	1,310	122,236
		228,953

Total Consumer Discretionary
(Cost $1,006,108)		1,024,841

Consumer Staples		2.94%
Food & Staples Retailing		2.94%
Natural Grocers by Vitamin Cottage Inc.**	3,446	78,190
PriceSmart Inc.	1,422	109,977
		188,167

Total Consumer Staples
(Cost $209,172)		188,167

Energy		3.21%
Energy Equipment & Services		0.59%
Patterson-UTI Energy Inc.	2,843	37,357

Oil Gas & Consumable Fuels		2.62%
Diamondback Energy Inc.**	747	48,256
PDC Energy Inc.**	1,210	64,142
Synergy Resources Corp.**	5,671	55,576
		167,974

Total Energy
(Cost $237,831)		205,331

Financials		11.35%
Banks		5.53%
Bank of the Ozarks Inc.	1,803	78,899
Eagle Bancorp Inc.**	3,245	147,648
Western Alliance Bancorp**	4,152	127,508
		354,055

Capital Markets		2.67%
Evercore Partners Inc. - Class A	2,596	130,423
Financial Engines Inc.	1,370	40,374
		170,797

Diversified Financial Services		1.05%
MarketAxess Holdings Inc.	726	67,431

Real Estate Investment Trusts (REITs)		1.37%
QTS Realty Trust Inc. - Class A	2,009	87,773

Thrift & Mortgage Finance		0.73%
LendingTree Inc.**	505	$46,980

Total Financials
(Cost $629,850)		727,036

Health Care		23.27%
Biotechnology		6.86%
Anacor Pharmaceuticals Inc.**	625	73,569
Clovis Oncology Inc.**	1,009	92,788
Insmed Inc.**	3,529	65,533
OvaScience Inc.**	2,277	19,332
Prothena Corp. PLC (Ireland)**	960	43,526
PTC Therapeutics Inc.**	1,726	46,084
Sage Therapeutics Inc.**	1,298	54,931
T2 Biosystems Inc.**	4,981	43,634
		439,397

Health Care Equipment & Supplies		4.72%
Align Technology Inc.**	1,210	68,680
Cardiovascular Systems Inc.**	1,762	27,910
ConforMIS Inc.**	1,806	32,616
Neovasc Inc. (Canada)**	6,702	33,108
Novadaq Technologies Inc. (Canada)**	4,425	46,153
Oxford Immunotec Global PLC (Great Britain)**	4,085	55,147
Veracyte Inc.**	8,283	38,847
		302,461

Health Care Providers & Services		5.06%
Acadia Healthcare Co. Inc.**	1,932	128,034
HealthEquity Inc.**	2,405	71,068
Team Health Holdings Inc.**	2,318	125,241
		324,343

Health Care Technology		0.87%
Veeva Systems Inc. - Class A**	2,380	55,716

Life Sciences Tools & Services		1.63%
Albany Molecular Research Inc.**	5,990	104,346

Pharmaceuticals		4.13%
Akorn Inc.**	2,359	67,243
BioDelivery Sciences International Inc.**	4,363	24,258
Catalent Inc.**	2,586	62,840
Cempra Inc.**	1,854	51,615
Flamel Technologies SA ADR (France)**	1,550	25,281
Intra-Cellular Therapies Inc.**	823	32,953
		264,190

Total Health Care
(Cost $1,767,894)		1,490,453

Industrials		9.03%
Air Freight & Logistics		1.03%
HUB Group Inc. - Class A**	1,818	66,193

Building Products		1.29%
Lennox International Inc.	295	33,432
NCI Building Systems Inc.**	4,651	49,161
		82,593

Commercial Services & Supplies		1.04%
Ritchie Bros Auctioneers Inc.	2,578	66,719

Machinery		1.23%
Proto Labs Inc.**	1,179	78,993

Professional Services		2.19%
Advisory Board Co.**	1,706	77,691
Huron Consulting Group Inc.**	1,003	62,718
		140,409

Road & Rail		2.25%
Heartland Express Inc.	3,776	75,293
Saia Inc.**	2,210	68,400
		143,693

Total Industrials
(Cost $678,787)		578,600

Information Technology		29.84%
Communications Equipment		2.86%
Arista Networks Inc.**	1,102	$67,431
Infinera Corp.**	5,898	115,365
		182,796

Internet Software & Services		5.33%
Demandware Inc.**	1,344	69,458
Pandora Media Inc.**	6,099	130,153
WebMD Health Corp.**	1,190	47,410
Zillow Group Inc. - Class A**	3,284	94,349
		341,370

IT Services		2.38%
Virtusa Corp.**	2,967	152,237

Semiconductors & Semiconductor Equipment		6.03%
Cavium Inc.**	1,808	110,957
Inphi Corp.**	6,408	154,048
Monolithic Power Systems Inc.	1,550	79,360
Nanometrics Inc.**	3,457	41,968
		386,333

Software		13.24%
Cyber-Ark Software Ltd.**	1,854	92,960
Globant SA (Luxembourg)**	1,988	60,813
Guidewire Software Inc.**	2,267	119,199
HubSpot Inc.**	2,112	97,933
Proofpoint Inc.**	1,386	83,604
RingCentral Inc. - Class A**	4,059	73,671
Take-Two Interactive Software Inc.**	3,596	103,313
Ultimate Software Group Inc.**	716	128,171
Zendesk Inc.**	4,492	88,537
		848,201

Total Information Technology
(Cost $1,685,493)		1,910,937

Materials		2.16%
Chemicals		2.16%
Flotek Industries Inc.**	1,835	30,645
PolyOne Corp.	3,668	107,619
		138,264

Total Materials
(Cost $166,767)		138,264

Total Common Stocks
(Cost $6,381,902)		6,263,629

MONEY MARKET MUTUAL FUNDS		1.57%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	100,293	100,293

Total Money Market Mutual Funds
(Cost $100,293)		100,293

Total Investments
(Cost $6,482,195)	99.37%	6,363,922

Other Assets in Excess of Liabilities	0.64%	40,914

Net Assets	100.00%	$6,404,836

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

** Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP DIVIDEND FUND AS OF SEPTEMBER 30, 2015 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.93%
Consumer Discretionary		13.22%
Hotels Restaurants & Leisure		6.98%
McDonald's Corp.	15,160	$1,493,715
Sodexo SA (France)	16,492	1,363,685
		2,857,400

Leisure Equipment & Products		2.99%
Mattel Inc.	58,210	1,225,902

Multiline Retail		3.25%
Target Corp.	16,900	1,329,354

Total Consumer Discretionary
(Cost $5,977,358)		5,412,656

Consumer Staples		17.27%
Food & Staples Retailing		3.14%
Wal-Mart Stores Inc.	19,790	1,283,184

Food Products		7.02%
General Mills Inc.	25,180	1,413,353
Nestle SA ADR (Switzerland)	19,420	1,461,161
		2,874,514

Household Products		3.54%
Kimberly-Clark Corp.	13,300	1,450,232

Tobacco		3.57%
British American Tobacco PLC ADR (United Kingdom)	13,280	1,461,862

Total Consumer Staples
(Cost $6,391,094)		7,069,792

Energy		9.41%
Oil Gas & Consumable Fuels		9.41%
Occidental Petroleum Corp.	19,690	1,302,493
Royal Dutch Shell PLC ADR - Class B (Netherlands)	24,320	1,154,714
Total SA ADR (France)	31,183	1,394,192
		3,851,399

Total Energy
(Cost $4,228,497)		3,851,399

Financials		6.88%
Banks		3.47%
US Bancorp	34,640	1,420,586

Insurance		3.41%
Allianz SE (Germany)	8,900	1,394,768

Total Financials
(Cost $2,809,271)		2,815,354

Health Care		16.40%
Biotechnology		4.54%
AbbVie Inc.	21,690	1,180,153
Baxalta Inc.	21,480	676,835
		1,856,988

Health Care Equipment & Supplies		1.72%
Baxter International Inc.	21,480	705,618

Pharmaceuticals		10.14%
Novartis AG ADR (Switzerland)	15,290	1,405,456
Pfizer Inc.	42,302	1,328,706
Roche Holding AG ADR (Switzerland)	42,960	1,415,532
		4,149,694

Total Health Care
(Cost $5,122,360)		6,712,300

Industrials		6.92%
Aerospace & Defense		6.92%
Cobham PLC (United Kingdom)	314,900	$1,360,974
Raytheon Co.	13,490	1,473,918
		2,834,892

Total Industrials
(Cost $2,202,207)		2,834,892

Information Technology		16.34%
Communications Equipment		3.01%
QUALCOMM Inc.	22,900	1,230,417

IT Services		3.07%
Computershare Ltd. (Australia)	168,800	1,254,711

Semiconductors & Semiconductor Equipment		3.57%
Xilinx Inc.	34,500	1,462,800

Software		6.69%
Microsoft Corp.	30,320	1,341,963
The Sage Group PLC (United Kingdom)	185,100	1,398,370
		2,740,333

Total Information Technology
(Cost $6,962,538)		6,688,261

Materials		3.02%
Chemicals		3.02%
Koninklijke DSM NV (Netherlands)	26,819	1,234,514

Total Materials
(Cost $1,711,523)		1,234,514

Telecommunication Services		3.31%
Diversified Telecommunication Services		3.31%
BT Group PLC (United Kingdom)	213,800	1,357,095

Total Telecommunication Services
(Cost $1,505,169)		1,357,095

Utilities		6.16%
Electric Utilities		3.30%
Edison International	21,400	1,349,698

Multi-Utilities		2.86%
Canadian Utilities Ltd. - Class A (Canada)	43,360	1,173,271

Total Utilities
(Cost $2,794,126)		2,522,969

Total Common Stocks
(Cost $39,704,143)		40,499,232

MONEY MARKET MUTUAL FUNDS		0.98%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	399,951	399,951

Total Money Market Mutual Funds
(Cost $399,951)		399,951

Total Investments
(Cost $40,104,094)	99.91%	40,899,183

Other Assets in Excess of Liabilities	0.10%	39,224

Net Assets	100.00%	$40,938,407

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Westcore Blue Chip Dividend Fund
Country Breakdown as of September 30, 2015 (Unaudited)
Country	Market Value	%
United States	$22,068,878	53.92%
United Kingdom	5,578,301	13.61%
Switzerland	4,282,149	10.46%
France	2,757,877	6.74%
Netherlands	2,389,228	5.84%
Germany	1,394,768	3.41%
Australia	1,254,711	3.07%
Canada	1,173,271	2.86%
Total Investments	40,899,183	99.91%
Other Assets in Excess of Liabilities	39,224	0.10%
Net Assets	$40,938,407	100.00%

WESTCORE MID-CAP VALUE DIVIDEND FUND AS OF SEPTEMBER 30, 2015 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.85%
Basic Materials		7.67%
Chemicals		2.46%
Compass Minerals International Inc.	8,645	$677,509
Eastman Chemical Co.	9,135	591,217
		1,268,726

Forestry & Paper		5.21%
Avery Dennison Corp.	9,725	550,143
International Paper Co.	19,745	746,164
WestRock Co.	27,100	1,394,024
		2,690,331

Total Basic Materials
(Cost $3,645,547)		3,959,057

Capital Goods		10.84%
Aerospace / Defense Suppliers		1.32%
CAE Inc. (Canada)	64,145	681,220

Agricultural Products		4.64%
Ingredion Inc.	14,240	1,243,294
Tyson Foods Inc. - Class A	26,670	1,149,477
		2,392,771

Engineering & Construction		1.07%
EMCOR Group Inc.	12,475	552,019

Environmental / Pollution Control		1.02%
Republic Services Inc.	12,800	527,360

Industrial Products		1.68%
Parker Hannifin Corp.	4,325	420,822
Regal Beloit Corp.	7,855	443,415
		864,237

Transportation Equipment & Parts		1.11%
Oshkosh Corp.	15,815	574,559

Total Capital Goods
(Cost $5,281,935)		5,592,166

Consumer		11.72%
Beverages: Non-Alcoholic		1.11%
Dr. Pepper Snapple Group Inc.	7,270	574,694

Consumer Durables		1.70%
Whirlpool Corp.	5,940	874,724

Department Stores		1.46%
Nordstrom Inc.	10,510	753,672

Motor Vehicle Parts		3.56%
Delphi Automotive PLC (United Kingdom)	8,350	634,934
The Goodyear Tire & Rubber Co.	41,055	1,204,143
		1,839,077

Publishing & Media		2.16%
Cinemark Holdings Inc.	12,970	421,395
Scripps Networks Interactive Inc. - Class A	14,045	690,874
		1,112,269

Specialty Retail		1.73%
GameStop Corp. - Class A	21,610	890,548

Total Consumer
(Cost $5,657,065)		6,044,984

Energy		4.05%
Exploration & Production		4.05%
Energen Corp.	11,100	$553,446
EQT Corp.	13,400	867,918
Range Resources Corp.	20,830	669,060
		2,090,424

Total Energy
(Cost $2,627,169)		2,090,424

Interest Rate Sensitive		22.24%
Life & Health Insurance		4.42%
CNO Financial Group Inc.	61,310	1,153,241
UNUM Group	35,145	1,127,452
		2,280,693

Other Banks		3.84%
BOK Financial Corp.	11,985	775,549
FirstMerit Corp.	30,845	545,031
PacWest Bancorp	15,420	660,130
		1,980,710

Property Casualty Insurance		6.89%
American Financial Group Inc.	10,710	738,026
Endurance Specialty Holdings Ltd. (Bermuda)	9,035	551,406
Validus Holdings Ltd. (Bermuda)	28,095	1,266,241
WR Berkley Corp.	18,375	999,049
		3,554,722

Regional Banks		5.87%
Fifth Third Bancorp	67,520	1,276,803
M&T Bank Corp.	6,580	802,431
Zions Bancorporation	34,575	952,196
		3,031,430

Securities & Asset Management		1.22%
The NASDAQ OMX Group Inc.	11,790	628,761

Total Interest Rate Sensitive
(Cost $10,289,180)		11,476,316

Medical / Healthcare		9.58%
Healthcare Services		7.17%
AmerisourceBergen Corp.	16,355	1,553,561
Cardinal Health Inc.	11,985	920,688
Patterson Cos Inc.	11,495	497,159
Universal Health Services Inc. - Class B	5,811	725,271
		3,696,679

Medical Products & Supplies		0.95%
West Pharmaceutical Services Inc.	9,095	492,221

Pharmaceuticals		1.46%
Grifols SA ADR (Spain)	24,850	755,440

Total Medical / Healthcare
(Cost $3,564,770)		4,944,340

REITs		8.78%
Diversified And Specialty REITs		1.86%
Weyerhaeuser Co.	35,065	958,677

Health Care		1.96%
Ventas Inc.	18,000	1,009,080

Multi-Family		1.50%
American Campus Communities Inc.	21,315	772,456

Office		1.84%
Corporate Office Properties Trust	45,265	951,923

Retail		1.62%
Tanger Factory Outlet Centers Inc.	25,400	$837,438

Total REITs
(Cost $4,925,912)		4,529,574

Technology		10.19%
Cable/Satellite/Telcosvcs		0.97%
TELUS Corp. (Canada)	15,910	501,801

Computer Software		2.24%
CA Inc.	23,180	632,814
National Instruments Corp.	18,760	521,340
		1,154,154

Networking		2.56%
NetApp Inc.	27,995	828,652
Plantronics Inc.	9,695	492,991
		1,321,643

Peripherals		2.70%
Western Digital Corp.	17,490	1,389,406

Semiconductors		1.72%
Xilinx Inc.	20,925	887,220

Total Technology
(Cost $5,482,600)		5,254,224

Utilities		11.78%
Integrated Gas & Electric		6.17%
PG&E Corp.	20,725	1,094,280
SCANA Corp.	15,100	849,526
Xcel Energy Inc.	35,065	1,241,652
		3,185,458

Regulated Electric		2.99%
Edison International	24,455	1,542,377

Water Utilities		2.62%
American Water Works Co. Inc.	24,505	1,349,735

Total Utilities
(Cost $5,102,621)		6,077,570

Total Common Stocks
(Cost $46,576,799)		49,968,655

MONEY MARKET MUTUAL FUNDS		3.26%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,684,431	1,684,431

Total Money Market Mutual Funds
(Cost $1,684,431)		1,684,431

Total Investments
(Cost $48,261,230)	100.11%	51,653,086

Liabilities in Excess of Other Assets	(0.11%)	(59,141)

Net Assets	100.00%	$51,593,945

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE DIVIDEND FUND AS OF SEPTEMBER 30, 2015 (Unaudited)
	Shares	Market Value
COMMON STOCKS		103.58%
Basic Materials		3.63%
Chemicals		2.13%
Compass Minerals International Inc.	62,740	$4,916,934

Forestry & Paper		1.50%
KapStone Paper and Packaging Corp.	210,255	3,471,310

Total Basic Materials
(Cost $10,751,530)		8,388,244

Capital Goods		14.42%
Aerospace / Defense Suppliers		3.36%
Cubic Corp.	118,213	4,957,853
Curtiss-Wright Corp.	45,066	2,813,020
		7,770,873

Agricultural Products		3.99%
Dean Foods Co.	557,685	9,212,956

Business Products & Services		2.90%
ABM Industries Inc.	87,105	2,378,837
G&K Services Inc. - Class A	65,080	4,335,630
		6,714,467

Electrical Equipment		1.44%
Watts Water Technologies Inc. - Class A	63,070	3,331,357

Industrial Products		2.73%
Hyster-Yale Materials Handling Inc.	56,910	3,291,106
Regal Beloit Corp.	53,345	3,011,325
		6,302,431

Total Capital Goods
(Cost $33,754,556)		33,332,084

Consumer		17.66%
Clothing & Accessories		5.97%
Abercrombie & Fitch Co. - Class A	247,305	5,240,393
The Buckle Inc.	112,535	4,160,419
Caleres Inc.	144,180	4,401,815
		13,802,627

Consumer Durables		2.28%
Steelcase Inc. - Class A	286,345	5,271,612

General Merchandise		2.64%
Big Lots Inc.	127,160	6,093,507

Grocery & Convenience		1.50%
Casey's General Stores Inc.	33,625	3,460,685

Home Products		1.04%
Tupperware Brands Corp.	48,800	2,415,112

Motor Vehicle Parts		0.61%
Standard Motor Products Inc.	40,266	1,404,478

Publishing & Media		1.37%
AMC Entertainment Holdings Inc. - Class A	125,755	3,167,769

Recreation & Leisure		1.30%
Thor Industries Inc.	58,070	3,008,026

Restaurants		0.95%
Bloomin' Brands Inc.	121,400	2,207,052

Total Consumer
(Cost $38,861,330)		40,830,868

Energy		3.78%
Alternative Energy		0.99%
Green Plains Renewable Energy Inc.	117,100	$2,278,766

Exploration & Production		2.79%
Energen Corp.	77,500	3,864,150
SM Energy Co.	81,000	2,595,240
		6,459,390

Total Energy
(Cost $8,793,340)		8,738,156

Interest Rate Sensitive		29.51%
Life & Health Insurance		2.85%
CNO Financial Group Inc.	214,780	4,040,012
Primerica Inc.	56,600	2,550,962
		6,590,974

Other Banks		12.47%
Community Bank System Inc.	56,470	2,098,990
First Midwest Bancorp Inc.	152,185	2,669,325
FirstMerit Corp.	214,260	3,785,974
FNB Corp.	184,900	2,394,455
Hancock Holding Co.	85,105	2,302,090
United Community Banks Inc.	185,825	3,798,263
Valley National Bancorp	551,670	5,428,433
Westamerica Bancorp	75,695	3,363,886
Wintrust Financial Corp.	55,872	2,985,241
		28,826,657

Property Casualty Insurance		3.97%
Argo Group International Holdings Ltd. (Bermuda)	64,830	3,668,730
Endurance Specialty Holdings Ltd. (Bermuda)	50,515	3,082,930
The Hanover Insurance Group Inc.	31,195	2,423,851
		9,175,511

Regional Banks		1.82%
First Horizon National Corp.	296,365	4,202,456

Securities & Asset Management		2.00%
Greenhill & Co. Inc.	162,200	4,617,834

Specialty Finance		1.61%
Cash America International Inc.	132,935	3,718,192

Thrifts		4.79%
IBERIABANK Corp.	74,085	4,312,488
Northwest Bancshares Inc.	210,255	2,733,315
Webster Financial Corp.	113,145	4,031,356
		11,077,159

Total Interest Rate Sensitive
(Cost $62,472,750)		68,208,783

Medical / Healthcare		4.46%
Medical Products & Supplies		1.66%
West Pharmaceutical Services Inc.	71,042	3,844,793

Medical Technology		1.33%
Bio-Techne Corp.	33,235	3,072,908

Pharmaceuticals		1.47%
Phibro Animal Health Corp. - Class A	107,554	3,401,933

Total Medical / Healthcare
(Cost $7,030,458)		10,319,634

REITs		12.35%
Diversified And Specialty REITs		4.44%
CyrusOne Inc.	126,155	4,120,222
DuPont Fabros Technology Inc.	80,855	2,092,528
The GEO Group Inc.	136,569	4,061,562
		10,274,312

Office		6.52%
Corporate Office Properties Trust	173,370	$3,645,971
Education Realty Trust Inc.	124,471	4,101,320
Gramercy Property Trust Inc.	165,395	3,435,254
Mack-Cali Realty Corp.	206,240	3,893,811
		15,076,356

Retail		1.39%
CBL & Associates Properties Inc.	233,275	3,207,531

Total REITs
(Cost $32,109,609)		28,558,199

Technology		10.21%
Computer Software		4.04%
Mentor Graphics Corp.	134,175	3,304,730
National Instruments Corp.	116,270	3,231,144
NICE Systems Ltd. ADR (Israel)	49,855	2,808,332
		9,344,206

Electronic Equipment		0.95%
Belden Inc.	46,830	2,186,493

IT Services		1.08%
ManTech International Corp. - Class A	97,120	2,495,984

Networking		4.14%
InterDigital Inc.	50,000	2,530,000
j2 Global Inc.	59,064	4,184,684
Plantronics Inc.	56,168	2,856,143
		9,570,827

Total Technology
(Cost $20,912,303)		23,597,510

Utilities		7.56%
Gas Utilities		4.24%
The Laclede Group Inc.	104,725	5,710,654
WGL Holdings Inc.	70,800	4,083,036
		9,793,690

Regulated Electric		3.32%
El Paso Electric Co.	130,155	4,792,307
Portland General Electric Co.	78,100	2,887,357
		7,679,664

Total Utilities
(Cost $14,557,087)		17,473,354

Total Common Stocks
(Cost $229,242,963)		239,446,832

MONEY MARKET MUTUAL FUNDS		0.73%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,684,290	1,684,290

Total Money Market Mutual Funds
(Cost $1,684,290)		1,684,290

Total Investments
(Cost $230,927,253)	104.31%	241,131,122

Liabilities in Excess of Other Assets	(4.31%)	(9,962,472)

Net Assets	100.00%	$231,168,650

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2015 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.67%
Consumer Discretionary		10.98%
Automobiles		0.35%
Winnebago Industries Inc.	4,620	$88,473

Hotels Restaurants & Leisure		2.99%
Denny's Corp.**	22,299	245,958
RCI Hopitality Holdings Inc.**	15,031	156,623
Red Robin Gourmet Burgers Inc.**	1,925	145,799
Ruth's Hospitality Group Inc.	12,282	199,460
		747,840

Household Durables		1.89%
CSS Industries Inc.	3,845	101,277
Skullcandy Inc.**	15,294	84,576
ZAGG Inc.**	42,251	286,884
		472,737

Internet & Catalog Retail		0.75%
1-800-Flowers.com Inc. - Class A**	20,495	186,505

Leisure Equipment & Products		0.58%
Smith & Wesson Holding Corp.**	8,518	143,699

Media		1.35%
Entravision Communications Corp. - Class A	26,577	176,471
Reading International Inc. - Class A**	12,698	160,884
		337,355

Specialty Retail		1.72%
Build-A-Bear Workshop Inc.**	4,289	81,019
Citi Trends Inc.	9,013	210,724
Haverty Furniture Co Inc.	5,896	138,438
		430,181

Textiles Apparel & Luxury Goods		1.35%
Perry Ellis International Inc.**	7,156	157,146
Unifi Inc.**	6,028	179,694
		336,840

Total Consumer Discretionary
(Cost $2,308,347)		2,743,630

Consumer Staples		2.84%
Food & Staples Retailing		0.63%
Ingles Markets Inc. - Class A	3,276	156,691

Food Products		0.96%
John B Sanfilippo & Son Inc.	1,397	71,610
Omega Protein Corp.**	9,930	168,512
		240,122

Household Products		0.97%
Central Garden & Pet Co. - Class A**	14,948	240,812

Personal Products		0.28%
Natural Health Trends Corp.	2,167	70,818

Total Consumer Staples
(Cost $460,323)		708,443

Energy		3.94%
Energy Equipment & Services		0.58%
Matrix Service Co.**	6,398	143,763

Oil Gas & Consumable Fuels		3.36%
Callon Petroleum Co.**	9,846	$71,777
Clean Energy Fuels Corp.**	19,787	89,042
Hallador Energy Co.	13,851	96,264
Jones Energy Inc. - Class A**	9,634	46,147
Pacific Ethanol Inc.**	13,380	86,836
Panhandle Oil and Gas Inc. - Class A	4,299	69,472
REX American Resources Corp.**	4,160	210,579
TransGlobe Energy Corp.	38,312	101,144
Westmoreland Coal Co.**	4,840	68,196
		839,457

Total Energy
(Cost $1,058,923)		983,220

Financials		29.71%
Banks		9.22%
American National Bankshares Inc.	6,257	146,727
Camden National Corp.	4,858	196,263
Central Pacific Financial Corp.	7,715	161,784
Enterprise Financial Services Corp.	8,605	216,588
First Bancorp/Southern Pines NC	11,118	189,006
First Busey Corp.	9,045	179,724
First Financial Corp.	6,720	217,392
Great Southern Bancorp Inc.	3,910	169,303
Independent Bank Corp.	13,223	195,171
Macatawa Bank Corp.	34,478	178,596
Mercantile Bank Corp.	4,696	97,583
Sterling Bancorp	10,955	162,901
Washington Trust Bancorp Inc.	4,987	191,750
		2,302,788

Capital Markets		3.38%
Cowen Group Inc.**	38,390	175,058
Diamond Hill Investment Group Inc.	1,116	207,621
INTL. FCStone Inc.**	2,171	53,602
Manning & Napier Inc.	20,391	150,078
Moelis & Co. - Class A (Japan)	7,227	189,781
Pzena Investment Management Inc. - Class A	7,740	68,886
		845,026

Consumer Finance		0.66%
Asta Funding Inc.**	19,343	164,996

Insurance		3.34%
EMC Insurance Group Inc.	4,411	102,379
Federated National Holding Co. - Class C	4,117	98,890
HCI Group Inc.	2,506	97,158
National Western Life Insurance Co. - Class A	727	161,903
United Fire Group Inc.	2,853	99,998
Universal Insurance Holdings Inc.	9,248	273,186
		833,514

Real Estate Investment Trust (REITs)		5.35%
Agree Realty Corp.	7,594	226,681
Apollo Residential Mortgage Inc.	9,522	120,548
Arbor Realty Trust Inc.	33,739	214,580
Cedar Realty Trust Inc.	28,598	177,594
First Potomac Realty Trust	11,935	131,285
Getty Realty Corp.	13,449	212,494
New York Mortgage Trust Inc.	22,979	126,155
Universal Health Realty Income Trust	2,727	128,005
		1,337,342

Thrifts & Mortgage Finance		7.76%
BankFinancial Corp.	14,404	$179,042
Cape Bancorp Inc.	20,753	257,545
ESSA Bancorp Inc.	19,537	254,762
Federal Agricultural Mortgage Corp. - Class C	5,360	138,985
First Defiance Financial Corp.	6,570	240,199
Flagstar Bancorp Inc.**	14,596	300,094
Provident Financial Holdings Inc.	12,783	214,499
Waterstone Financial Inc.	18,793	253,329
Westfield Financial Inc.	13,142	100,536
		1,938,991

Total Financials
(Cost $6,998,508)		7,422,657

Health Care		22.00%
Biotechnology		7.72%
Agenus Inc.**	8,862	40,765
BioCryst Pharmaceuticals Inc.**	7,334	83,607
BioSpecifics Technologies Corp.**	4,842	210,821
Cancer Genetics Inc.**	14,141	110,583
Cytokinetics Inc.**	14,963	100,102
Emergent Biosolutions Inc.**	7,790	221,937
Fortress Biotech Inc.**	47,748	124,145
Geron Corp.**	34,221	94,450
Infinity Pharmaceuticals Inc.**	14,409	121,756
Inovio Pharmaceuticals Inc.**	11,258	65,071
Northwest Biotherapeutics Inc.**	8,903	55,644
Orexigen Therapeutics Inc.**	28,435	59,998
Osiris Therapeutics Inc.**	6,698	123,712
Progenics Pharmaceuticals Inc.**	24,747	141,553
Sangamo BioSciences Inc.**	14,314	80,731
Spectrum Pharmaceuticals Inc.**	37,188	222,384
ZIOPHARM Oncology Inc.**	7,875	70,954
		1,928,213

Health Care Equipment & Supplies		4.87%
Anika Therapeutics Inc.**	4,366	138,970
Atrion Corp.	656	245,974
CryoLife Inc.	13,739	133,680
Cynosure Inc. - Class A**	4,007	120,370
Kewaunee Scientific Corp.	7,463	122,020
Meridian Bioscience Inc.	5,938	101,540
RTI Surgical Inc.**	35,597	202,191
Synergetics USA Inc.**	22,951	150,788
		1,215,533

Health Care Providers & Services		4.74%
Addus HomeCare Corp.**	4,919	153,227
Capital Senior Living Corp.**	4,711	94,456
Ensign Group Inc.	4,048	172,566
InfuSystems Holdings Inc.**	56,636	154,616
LHC Group Inc.**	7,417	332,059
RadNet Inc.**	19,004	105,472
Triple-S Management Corp. - Class B (Puerto Rico)**	5,154	91,793
Universal American Corp.**	11,699	80,021
		1,184,210

Health Care Technology		1.38%
Merge Healthcare Inc.**	34,607	245,710
Omnicell Inc.**	3,182	98,960
		344,670

Life Sciences Tools & Services		1.54%
Affymetrix Inc.**	16,706	142,669
Albany Molecular Research Inc.**	7,416	129,187
Harvard Bioscience Inc.**	30,194	114,133
		385,989

Pharmaceuticals		1.75%
IGI Laboratories Inc.**	17,506	$114,489
Pozen Inc.**	19,251	112,330
SciClone Pharmaceuticals Inc.**	30,416	211,087
		437,906

Total Health Care
(Cost $5,305,308)		5,496,521

Industrials		6.48%
Commercial Services & Supplies		0.68%
Quad Graphics Inc.	7,765	93,957
Viad Corp.	2,657	77,026
		170,983

Construction & Engineering		0.84%
Argan Inc.	6,045	209,641

Electrical Equipment		0.18%
Allied Motion Technologies Inc.	2,575	45,758

Machinery		2.19%
Douglas Dynamics Inc.	10,899	216,454
Kadant Inc.	2,074	80,907
Lydall Inc.**	5,413	154,216
Xerium Technologies Inc.**	7,350	95,403
		546,980

Marine		0.40%
Global Ship Lease Inc. - Class A (United Kingdom)	21,570	100,085

Professional Services		1.78%
CBIZ Inc.**	8,002	78,580
CDI Corp.	8,692	74,316
RPX Corp.**	14,654	201,053
VSE Corp.	2,234	89,516
		443,465

Road & Rail		0.41%
PAM Transportation Services Inc.**	3,117	103,017

Total Industrials
(Cost $1,640,086)		1,619,929

Information Technology		14.40%
Communications Equipment		2.38%
ADTRAN Inc.	5,802	84,709
Bel Fuse Inc. - Class B	6,111	118,798
CalAmp Corp.**	4,932	79,356
Ituran Location and Control Ltd. (Israel)	8,999	184,840
ShoreTel Inc.**	16,858	125,929
		593,632

Electonic Equipment Instruments & Components		2.51%
Checkpoint Systems Inc.	10,463	75,857
DTS Inc.**	6,743	180,038
Methode Electronics Inc.	5,463	174,270
Planar Systems Inc.**	34,097	197,762
		627,927

Internet Software & Services		2.23%
DHI Group Inc.**	23,351	170,696
IntraLinks Holdings Inc.**	16,461	136,462
Monster Worldwide Inc.**	11,956	76,757
REIS Inc.	7,638	173,001
		556,916

IT Services		2.80%
Higher One Holdings Inc.**	49,200	96,924
Lionbridge Technologies Inc.**	19,004	93,880
ManTech International Corp./VA - Class A	7,213	185,374
Net 1 UEPS Technologies Inc. (South Africa)**	14,750	246,915
PRGX Global Inc.**	20,219	76,225
		699,318

Semiconductor & Semiconductor Equipment		2.04%
Cascade Microtech Inc.**	12,495	$176,679
Cohu Inc.	16,310	160,817
Pericom Semiconductor Corp.	9,408	171,696
		509,192

Software		2.44%
EnerNOC Inc.**	8,401	66,368
ePlus Inc.**	1,758	139,005
Evolving Systems Inc.	13,276	79,656
Mind CTI Ltd. (Israel)	43,046	118,377
TeleCommunication Systems Inc. - Class A**	21,200	72,928
VASCO Data Security International Inc.**	7,783	132,622
		608,956

Total Information Technology
(Cost $3,668,755)		3,595,941

Materials		3.59%
Chemicals		0.54%
KMG Chemicals Inc.	6,983	134,702

Containers & Packaging		0.53%
AEP Industries Inc.**	2,313	132,604

Metals & Mining		1.76%
Fortuna Silver Mines Inc. (Canada)**	21,386	46,622
Handy & Harman Ltd.**	5,080	121,818
Nevsun Resources Ltd. (Canada)	51,448	149,199
Richmont Mines Inc. (Canada)**	44,141	121,829
		439,468

Paper & Forest Products		0.76%
Neenah Paper Inc.	1,673	97,503
P.H. Glatfelter Co.	5,433	93,556
		191,059

Total Materials
(Cost $914,562)		897,833

Telecommunication Services		2.08%
Diversified Telecommunication Services		1.60%
IDT Corp. - Class B	6,841	97,826
Inteliquent	7,740	172,834
Premiere Global Services Inc.**	9,417	129,390
		400,050

Wireless Telecommunication Services		0.48%
Spok Holdings Inc.	7,336	120,751

Total Telecommunication Services
(Cost $301,556)		520,801

Utilities		0.65%
Gas Utilities		0.65%
Chesapeake Utilities Corp.	3,036	161,151

Total Utilities
(Cost $103,905)		161,151

Total Common Stocks
(Cost $22,760,273)		24,150,126

MONEY MARKET MUTUAL FUNDS		3.29%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	1,628	1,628
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	819,946	819,946

Total Money Market Mutual Funds
(Cost $821,574)		821,574

Total Investments
(Cost $23,581,847)	99.96%	24,971,700

Other Assets in Excess of Liabilities	0.04%	9,054

Net Assets	100.00%	$24,980,754

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**  Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF SEPTEMBER 30, 2015 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.62%
Consumer Discretionary		41.82%
Diversified Consumer Services		6.06%
3P Learning Ltd. (Australia)**	1,384,500	$1,807,512
G8 Education Ltd. (Australia)	2,317,100	4,749,009
Slater & Gordon Ltd. (Australia)	1,928,176	3,978,958
		10,535,479

Hotels Restaurants & Leisure		13.61%
ARCLAND SERVICE Co. Ltd. (Japan)(1)	177,772	7,164,820
Corporate Travel Management Ltd. (Australia)	759,000	5,140,963
Domino's Pizza Group PLC (United Kingdom)	327,900	4,404,751
MTY Food Group Inc. (Canada)	174,662	4,165,973
REXLot Holdings Ltd. (Hong Kong)(2)	120,437,758	2,797,246
		23,673,753

Internet & Catalog Retail		3.51%
Webjet Ltd. (Australia)(1)	2,062,289	6,108,539

Media		11.08%
CTS Eventim AG & Co. KGaA (Germany)	76,945	2,847,605
ITE Group PLC (United Kingdom)	2,596,964	5,539,263
Pico Far East Holdings Ltd. (Hong Kong)	14,534,100	3,375,640
REA Group Ltd. (Australia)	53,930	1,677,666
Rightmove PLC (United Kingdom)	105,585	5,826,719
		19,266,893

Multiline Retail		2.70%
Woolworths Holdings Ltd. (South Africa)	672,362	4,696,370

Textiles Apparel & Luxury Goods		4.86%
Burberry Group PLC (United Kingdom)	200,852	4,156,514
Xtep International Holdings Ltd. (China)	8,636,172	4,290,200
		8,446,714

Total Consumer Discretionary
(Cost $77,654,885)		72,727,748

Consumer Staples		3.81%
Food & Staples Retailing		3.81%
Tsuruha Holdings Inc. (Japan)	77,136	6,616,342

Total Consumer Staples
(Cost $2,949,029)		6,616,342

Financials		12.75%
Capital Markets		5.98%
Azimut Holding S.p.A. (Italy)	258,606	5,542,379
CETIP SA - Mercados Organizados (Brazil)	585,267	4,855,450
		10,397,829

Diversified Financial Services		3.97%
OzForex Group Ltd. (Australia)	3,687,900	6,911,396

Insurance		0.49%
Admiral Group PLC (United Kingdom)	37,657	855,623

Real Estate Management & Development		2.31%
Japan Property Management Center Co. Ltd. (Japan)(1)	399,575	$4,013,569

Total Financials
(Cost $21,879,651)		22,178,417

Health Care		4.78%
Pharmaceuticals		4.78%
China Medical System Holdings Ltd. (China)	6,123,027	7,007,858
Sino Biopharmaceutical Ltd. (Hong Kong)	1,067,023	1,310,709
		8,318,567

Total Health Care
(Cost $4,831,675)		8,318,567

Industrials		18.30%
Building Products		1.72%
Caesarstone Sdot-Yam Ltd. (Israel)	98,400	2,991,360

Commercial Services & Supplies		5.81%
Credit Corp. Group Ltd. (Australia)(1)	1,036,801	7,430,132
Mears Group PLC (United Kingdom)	456,936	2,668,146
		10,098,278

Construction & Engineering		2.73%
Decmil Group Ltd. (Australia)(1)	7,302,023	4,740,895

Professional Services		4.69%
Nihon M&A Center Inc. (Japan)	175,251	7,596,425
Utilitywise PLC (United Kingdom)	201,163	560,690
		8,157,115

Trading Companies & Distributors		3.35%
Diploma PLC (United Kingdom)	579,454	5,829,182

Total Industrials
(Cost $34,497,574)		31,816,830

Information Technology		17.16%
Electronic Equipment Instruments & Components		3.94%
PAX Global Technology Ltd. (Hong Kong)	6,607,529	6,854,734

Internet Software & Services		6.57%
Kakaku.com Inc. (Japan)	337,330	5,438,221
SMS Co. Ltd. (Japan)	356,482	5,990,645
		11,428,866

IT Services		3.73%
CANCOM SE (Germany)	161,311	5,603,041
KGInicis Co. Ltd. (South Korea)	52,025	873,448
		6,476,489

Software		2.92%
Magic Software Enterprises Ltd. (Israel)(1)	903,273	4,904,773
Totvs SA (Brazil)	24,066	178,044
		5,082,817

Total Information Technology
(Cost $25,230,480)		29,842,906

Total Common Stocks
(Cost $167,043,294)		171,500,810

MONEY MARKET MUTUAL FUNDS		1.06%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	1,843,732	1,843,732

Total Money Market Mutual Funds
(Cost $1,843,732)		1,843,732

Total Investments
(Cost $168,887,026)	99.68%	173,344,542

Other Assets in Excess of Liabilities	0.32%	557,931

Net Assets	100.00%	$173,902,473

Westcore International Small-Cap Fund
Country Breakdown as of September 30, 2015 (Unaudited)
Country	Market Value	%
Australia	$42,545,070	24.46%
Japan	36,820,022	21.18%
United Kingdom	29,840,888	17.16%
Hong Kong	14,338,329	8.24%
China	11,298,058	6.50%
Germany	8,450,646	4.86%
Israel	7,896,133	4.54%
Italy	5,542,379	3.19%
Brazil	5,033,494	2.89%
South Africa	4,696,370	2.70%
Canada	4,165,973	2.39%
United States	1,843,732	1.06%
South Korea	873,448	0.51%
Total Investments	173,344,542	99.68%
Other Assets in Excess of Liabilities	557,931	0.32%
Net Assets	$173,902,473	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(1)	Affiliated Securities
(2)	This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2015 these securities represented 1.61% of the Fund's net assets.
**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AUD	45,204,355	Sale	12/22/2015	$32,131,708	$31,584,685	$547,023
BRL	26,494,756	Sale	12/22/2015	6,618,725	6,489,912	128,813
CAD	5,419,762	Sale	12/22/2015	4,088,405	4,059,921	28,484
HKD	191,305,542	Sale	12/22/2015	24,692,711	24,682,811	9,900
JPY	2,318,860,802	Purchase	12/22/2015	19,336,409	19,364,669	28,260
KRW	1,416,397,500	Sale	12/22/2015	1,193,630	1,191,863	1,767
NZD	2,460,763	Purchase	12/22/2015	1,549,582	1,563,635	14,053
ZAR	65,588,913	Sale	12/22/2015	4,763,078	4,660,954	102,124
						$860,424

CHF	7,902,387	Purchase	12/22/2015	$8,168,855	$8,135,360	$(33,495)
DKK	24,470,912	Purchase	12/22/2015	3,714,785	3,672,738	(42,047)
EUR	23,641,016	Purchase	12/22/2015	26,731,015	26,457,906	(273,109)
GBP	3,877,873	Purchase	12/22/2015	5,968,369	5,864,639	(103,730)
ILS	7,715,424	Purchase	12/22/2015	1,989,850	1,969,254	(20,596)
NOK	24,237,426	Purchase	12/22/2015	2,949,687	2,843,261	(106,426)
SEK	67,680,121	Purchase	12/22/2015	8,202,468	8,103,088	(99,380)
SGD	4,913,069	Purchase	12/22/2015	3,478,577	3,442,564	(36,013)
						$(714,796)

WESTCORE FLEXIBLE INCOME FUND AS OF SEPTEMBER 30, 2015 (Unaudited)
	Shares	Market Value
PREFERRED STOCKS		2.30%
Financial Institutions		2.30%
Banking		1.53%
ING Group NV (Netherlands),
6.125%	29,000	$729,350
Royal Bank of Scotland Group PLC (Great Britain),
6.600%	7,800	195,156
		924,506

Real Estate Investment Trusts (REITs)		0.77%
Hersha Hospitality Trust,
Series B, 8.000%	18,600	468,720

Total Financial Institutions
(Cost $1,406,748)		1,393,226

Total Preferred Stocks
(Cost $1,406,748)		1,393,226

	Principal Amount	Market Value
CORPORATE BONDS		92.11%
Financial Institutions		9.72%
Banking		1.27%
Emigrant Capital Trust II - 144A:
2.763%, 4/14/2034(1)(2)	500,000	326,875
Washington Mutual Bank:
5.550%, 6/16/2010**(3)	2,000,000	445,000
		771,875

Finance Companies		3.87%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (Ireland):
4.625%, 7/1/2022	750,000	749,063
Aviation Capital Group Corp. - 144A:
6.750%, 4/6/2021(2)	575,000	646,156
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.750%, 6/15/2021(2)	1,000,000	952,500
		2,347,719

Insurance		1.99%
Zurich Reinsurance Inc.:
7.125%, 10/15/2023	1,000,000	1,204,705

Real Estate Investment Trusts (REITs)		2.59%
Omega Healthcare Investors Inc.:
5.875%, 3/15/2024	1,500,000	1,567,500

Total Financial Institutions
(Cost $7,018,848)		5,891,799

Industrial		80.12%
Basic Industry		7.65%
Compass Minerals International Inc. - 144A:
4.875%, 7/15/2024(2)	1,400,000	1,309,000
FMG Resources August 2006 Pty Ltd. - 144A (Australia):
8.250%, 11/1/2019(2)	1,500,000	1,209,375
Newmont Mining Corp.:
3.500%, 3/15/2022	500,000	449,539
Potlatch Corp.:
7.500%, 11/1/2019	1,500,000	1,672,500
		4,640,414

Capital Goods		12.00%
Ball Corp.:
5.250%, 7/1/2025	1,200,000	1,187,244
Crown Americas LLC / Crown Americas Capital Corp. III:
6.250%, 2/1/2021	1,575,000	$1,639,969
Huntington Ingalls Industries Inc.:
7.125%, 3/15/2021	1,250,000	1,315,625
Masco Corp.:
5.950%, 3/15/2022	1,000,000	1,096,250
US Concrete Inc.:
8.500%, 12/1/2018	1,000,000	1,051,250
Vulcan Materials Co.:
4.500%, 4/1/2025	1,000,000	985,000
		7,275,338

Communications		11.37%
AMC Networks Inc.:
4.750%, 12/15/2022	975,000	922,594
DISH DBS Corp.:
5.875%, 7/15/2022	1,250,000	1,106,250
Frontier Communications Corp. - 144A:
8.875%, 9/15/2020(2)	1,750,000	1,719,375
Netflix Inc.:
5.375%, 2/1/2021	650,000	677,625
Outfront Media Capital LLC / Outfront Media Capital Corp.:
5.250%, 2/15/2022	1,250,000	1,251,562
Virgin Media/Secured Finance PLC (United Kingdom):
5.250%, 1/15/2021	1,160,000	1,213,650
		6,891,056

Consumer Cyclical		14.22%
Activision Blizzard Inc. - 144A:
6.125%, 9/15/2023(2)	625,000	665,625
General Motors Co.:
4.875%, 10/2/2023	575,000	586,647
General Motors Financial Co. Inc:
4.250%, 5/15/2023	425,000	416,223
Goodyear Tire & Rubber Co.:
8.750%, 8/15/2020	1,644,000	1,948,140
Hanesbrands Inc.:
6.375%, 12/15/2020	750,000	779,062
Limited Brands Inc.:
7.000%, 5/1/2020	1,250,000	1,417,188
Meritor Inc.:
6.250%, 2/15/2024	1,000,000	957,500
Royal Caribbean Cruises Ltd. (Liberia):
5.250%, 11/15/2022	875,000	918,750
7.500%, 10/15/2027	800,000	932,000
		8,621,135

Consumer Non-Cyclical		6.62%
Constellation Brands Inc.:
6.000%, 5/1/2022	925,000	1,012,875
Jarden Corp.:
6.125%, 11/15/2022	1,250,000	1,293,750
Tesco PLC - 144A (Great Britain):
6.150%, 11/15/2037(2)	425,000	404,808
The WhiteWave Foods Co.:
5.375%, 10/1/2022	1,250,000	1,300,000
Winn-Dixie Stores Inc.:
Series Escrow Units, 4/1/2008**(3)(4)(5)	2,150,000	0
		4,011,433

Energy - Independent		10.89%
Concho Resources, Inc.:
5.500%, 4/1/2023	1,575,000	1,504,125
Denbury Resources Inc.:
6.375%, 8/15/2021	1,500,000	952,500
Diamondback Energy, Inc.:
7.625%, 10/1/2021	1,000,000	1,055,000
Range Resources Corp.:
5.000%, 8/15/2022	1,000,000	890,000
Range Resources Corp. - 144A:
4.875%, 5/15/2025(2)	1,000,000	893,750
Whiting Petroleum Corp.:
5.750%, 3/15/2021	1,500,000	$1,305,750
		6,601,125

Energy - Midstream		10.09%
AmeriGas Finance LLC / AmeriGas Finance Corp.:
6.750%, 5/20/2020	1,500,000	1,526,250
Boardwalk Pipelines LP:
3.375%, 2/1/2023	1,250,000	1,086,166
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.:
4.875%, 6/1/2025	1,850,000	1,706,255
Sabine Pass LNG LP:
7.500%, 11/30/2016	1,750,000	1,798,125
		6,116,796

Energy - Oil Field Services		1.33%
Gulfmark Offshore Inc.:
6.375%, 3/15/2022	1,340,000	807,350

Energy - Refining		2.44%
Tesoro Corp.:
5.375%, 10/1/2022	1,500,000	1,477,500

Technology		3.48%
Amkor Technology Inc.:
6.625%, 6/1/2021	1,000,000	953,750
Iron Mountain Inc.:
8.375%, 8/15/2021	248,000	255,688
6.000%, 8/15/2023	900,000	897,750
		2,107,188

Transportation		0.03%
Continental Airlines Inc.:
Pass-Through Certificates, Series 1999-1B, Class B, 6.795%, 8/2/2018	19,772	20,885

Total Industrial
(Cost $50,718,650)		48,570,220

Utility		2.27%
Electric		2.27%
Calpine Corp Escrow:
8.750%, 7/15/2013**(3)(4)(5)	200,000	0
NRG Energy Inc.:
7.875%, 5/15/2021	1,350,000	1,375,312
		1,375,312

Total Utility
(Cost $1,472,019)		1,375,312

Total Corporate Bonds
(Cost $59,209,517)		55,837,331

	Principal Amount	Market Value
MORTGAGE BACKED SECURITY		3.68%
Commercial Mortgage-Backed Securities		2.56%
Commercial Mortgage-Backed Securities		2.56%
Tuckahoe Credit Lease Trust - 144A:
9.310%, 10/20/2025(2)(4)	1,580,994	1,549,374

Total Commercial Mortgage-Backed Securities
(Cost $1,426,377)		1,549,374

Residential Mortgage-Backed Securities		1.12%
Residential Mortgage-Backed Securities		1.12%
Citigroup Mortgage Loan Trust Inc.:
Series 2003-UST1, Class A1, 5.500%, 12/25/2018(1)	675,381	$679,579

Total Residential Mortgage-Backed Securities
(Cost $678,189)		679,579

Total Mortgage Backed Security
(Cost $2,104,566)		2,228,953

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		0.39%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	234,133	234,133

Total Money Market Mutual Funds
(Cost $234,133)		234,133

Total Investments
(Cost $62,954,964)	98.48%	59,693,643

Other Assets in Excess of Liabilities	1.52%	924,640

Net Assets	100.00%	$60,618,283

See Notes to Quarterly Statements of Investments.

** Non-income producing security.

(1) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(2) This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Activision Blizzard Inc. - 144A	6.125%	09/15/2023	12/1/2014	$676,908	$665,625	1.10% ^
Aviation Capital Group Corp. - 144A	6.750%	04/06/2021	12/7/11	$556,477	$646,156	1.07% ^
Compass Minerals International Inc. - 144A	4.875%	07/15/2024	10/23/2014	$1,386,690	$1,309,000	2.16% ^
Emigrant Capital Trust II - 144A	2.763%	04/14/2034	8/11/04	$498,213	$326,875	0.54%
FMG Resources August 2006 Pty Ltd. - 144A	8.250%	11/01/2019	10/18/2013 - 5/30/2014	$1,608,352	$1,209,375	2.00% ^
Frontier Communications Corp. - 144A	8.875%	09/15/2020	9/11/2015	$1,769,073	$1,719,375	2.84% ^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.750%	06/15/2021	11/5/2014 - 11/12/2014	$987,428	$952,500	1.57% ^
Range Resources Corp. - 144A	4.875%	05/15/2025	5/7/2014 - 5/14/2015	$1,000,723	$893,750	1.47% ^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 10/16/2014	$452,031	$404,808	0.67% ^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/09	$1,426,377	$1,549,374	2.56%
				$10,362,272	$9,676,838	15.96%

^  144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 12.88% of the Fund’s net assets as of September 30, 2015.

(3) Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.

(4) This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2015 these securities represented 2.56% of the Fund's net assets.

(5) Security in default on interest payments.  The issuer defaulted on the maturity payment, pending the outcome of bankruptcy filing.

WESTCORE PLUS BOND FUND AS OF SEPTEMBER 30, 2015 (Unaudited)
	Shares	Market Value
PREFERRED STOCK		0.61%
Financial Institutions		0.61%
Banking		0.61%
First Tennessee Bank - 144A,
9.896%, 2/10/2015(1)(2)	1,500	$1,066,547
ING Group NV (Netherlands),
0.383%	161,818	4,069,723
Royal Bank of Scotland Group PLC (United Kingdom),
6.600%	146,000	3,652,920
		8,789,190

Total Financial Institutions
(Cost $9,289,428)		8,789,190

Total Preferred Stock
(Cost $9,289,428)		8,789,190

	Principal Amount	Market Value
CORPORATE BONDS		45.28%
Financial Institutions		15.78%
Banking		6.82%
American Express Credit Corp.:
2.800%, 9/19/2016	13,800,000	14,041,804
Bank of America Corp.:
5.000%, 5/13/2021	5,950,000	6,564,796
BB&T Corp.:
6.850%, 4/30/2019	4,150,000	4,827,317
Citigroup Inc.:
5.375%, 8/9/2020	5,475,000	6,117,935
City National Corp.:
5.250%, 9/15/2020	1,900,000	2,161,303
Emigrant Capital Trust II - 144A:
2.763%, 4/14/2034(1)(2)	850,000	555,688
First Tennessee Bank NA:
2.950%, 12/1/2019	10,975,000	11,114,108
JPMorgan Chase & Co.:
4.400%, 7/22/2020	7,150,000	7,717,109
PNC Funding Corp.:
4.375%, 8/11/2020	7,525,000	8,232,907
Toronto-Dominion Bank/The (Canada):
2.250%, 11/5/2019	5,000,000	5,035,020
UBS AG/Stamford CT:
2.375%, 8/14/2019	12,075,000	12,133,841
Union Bank of California:
5.950%, 5/11/2016	3,100,000	3,191,800
Wachovia Corp.:
5.625%, 10/15/2016	14,250,000	14,911,015
Washington Mutual Bank / Debt not acquired by JPMorgan:
2.969%, 6/16/2010**(3)	5,000,000	1,112,500
		97,717,143

Brokerage/Asset Managers/Exchanges		0.41%
FMR Corp. - 144A:
7.490%, 6/15/2019(2)	5,000,000	5,914,570

Finance Companies		2.78%
General Electric Capital Corp.:
2.300%, 4/27/2017	13,950,000	14,257,360
Series A, 7.125%, 12/15/2099(1)	11,824,000	13,671,500
International Lease Finance Corp.:
5.875%, 8/15/2022	4,675,000	4,990,562
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.750%, 6/15/2021(2)	7,325,000	$6,977,063
		39,896,485

Insurance		2.61%
Berkshire Hathaway Finance Corp.:
1.600%, 5/15/2017	5,325,000	5,379,709
Massachusetts Mutual Life Insurance Co. - 144A:
8.875%, 6/1/2039(2)	4,700,000	6,977,216
Northwestern Mutual Life Insurance Co. - 144A:
6.063%, 3/30/2040(2)	6,025,000	7,355,718
PartnerRe Finance B LLC:
5.500%, 6/1/2020	9,700,000	10,792,695
Validus Holdings Ltd. (Bermuda):
8.875%, 1/26/2040	5,175,000	6,724,540
Zurich Reinsurance Inc.:
7.125%, 10/15/2023	200,000	240,941
		37,470,819

Real Estate Investment Trusts (REITs)		3.16%
Omega Healthcare Investors Inc.:
5.875%, 3/15/2024	10,450,000	10,920,250
Simon Property Group LP:
7.375%, 6/15/2018	2,868,000	3,280,120
4.375%, 3/1/2021	1,925,000	2,091,819
Ventas Realty LP / Ventas Capital Corp.:
4.750%, 6/1/2021	10,500,000	11,342,719
Washington REIT:
4.950%, 10/1/2020	13,825,000	14,977,258
3.950%, 10/15/2022	2,025,000	2,042,616
Weingarten Realty Investors:
6.640%, 7/15/2026	545,000	634,928
		45,289,710

Total Financial Institutions
(Cost $227,015,269)		226,288,727

Industrial		25.08%
Basic Industry		3.40%
BHP Billiton Finance USA Ltd. (Australia):
6.500%, 4/1/2019	5,025,000	5,741,942
Dow Chemical Co./The:
8.550%, 5/15/2019	9,475,000	11,463,746
Newmont Mining Corp.:
3.500%, 3/15/2022	4,325,000	3,888,512
Potlatch Corp.:
7.500%, 11/1/2019	15,521,000	17,305,915
West Fraser Timber Co. Ltd. - 144A (Canada):
4.350%, 10/15/2024(2)	10,675,000	10,359,361
		48,759,476

Capital Goods		0.97%
Exelis Inc.:
5.550%, 10/1/2021	8,912,000	9,912,194
Masco Corp.:
4.450%, 4/1/2025	3,875,000	3,933,125
		13,845,319

Communications		3.49%
AMC Networks Inc.:
4.750%, 12/15/2022	1,675,000	1,584,969
America Movil SAB de CV (Mexico):
5.000%, 10/16/2019	6,975,000	7,593,334
American Tower Corp.:
5.900%, 11/1/2021	3,575,000	4,052,906
AT&T Inc.:
2.375%, 11/27/2018	7,300,000	7,383,731
3.000%, 6/30/2022	2,300,000	2,247,549
Series WI, 5.350%, 9/1/2040	3,450,000	3,421,375
Cox Communications, Inc. - 144A:
9.375%, 1/15/2019(2)	2,500,000	2,978,610
Frontier Communications Corp. - 144A:
8.875%, 9/15/2020(2)	4,250,000	$4,175,625
Time Warner Inc.:
9.150%, 2/1/2023	2,410,000	3,180,226
Verizon Communications Inc.:
3.000%, 11/1/2021	1,925,000	1,922,534
5.150%, 9/15/2023	10,475,000	11,575,241
		50,116,100

Consumer Cyclical		3.62%
Amazon.com, Inc.:
3.800%, 12/5/2024	7,425,000	7,617,768
Costco Wholesale Corp.:
1.700%, 12/15/2019	13,975,000	13,985,858
General Motors Co.:
4.875%, 10/2/2023	4,200,000	4,285,071
General Motors Financial Co. Inc:
4.250%, 5/15/2023	3,200,000	3,133,917
Royal Caribbean Cruises Ltd.:
5.250%, 11/15/2022	4,200,000	4,410,000
7.500%, 10/15/2027	3,850,000	4,485,250
Wal-Mart Stores Inc.:
7.550%, 2/15/2030	9,900,000	14,051,189
		51,969,053

Consumer Non-Cyclical		4.71%
Anheuser-Busch InBev Worldwide Inc.:
7.750%, 1/15/2019	11,550,000	13,579,231
Coca-Cola Co./The:
1.500%, 11/15/2015	6,000,000	6,007,830
Mead Johnson Nutrition Co.:
4.900%, 11/1/2019	12,966,000	14,198,314
PepsiCo Inc.:
2.500%, 5/10/2016	15,000,000	15,178,695
Tesco PLC - 144A (United Kingdom):
6.150%, 11/15/2037(2)	11,425,000	10,882,187
The WhiteWave Foods Co.:
5.375%, 10/1/2022	7,375,000	7,670,000
		67,516,257

Energy - Independent		4.82%
Anadarko Finance Co.:
Series B, 7.500%, 5/1/2031	11,100,000	13,581,860
Apache Corp.:
3.250%, 4/15/2022	6,075,000	5,924,911
Burlington Resources Inc.:
6.875%, 2/15/2026	1,000,000	1,214,259
Concho Resources Inc.:
5.500%, 4/1/2023	7,050,000	6,732,750
Devon Energy Corp.:
3.250%, 5/15/2022	9,750,000	9,364,017
Range Resources Corp.:
5.750%, 6/1/2021	7,200,000	6,822,000
Range Resources Corp. - 144A:
4.875%, 5/15/2025(2)	15,125,000	13,517,969
Southwestern Energy Co.:
7.500%, 2/1/2018	5,520,000	5,896,657
Whiting Petroleum Corp.:
5.750%, 3/15/2021	7,000,000	6,093,500
		69,147,923

Energy - Midstream		3.18%
Boardwalk Pipelines LP:
3.375%, 2/1/2023	7,925,000	6,886,294
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.:
4.875%, 6/1/2025	15,400,000	14,203,420
Sabine Pass LNG LP:
7.500%, 11/30/2016	10,575,000	10,865,813
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	83,051
7.000%, 10/15/2028	9,775,000	10,809,449
8.375%, 6/15/2032	2,600,000	$2,719,683
		45,567,710

Technology		0.11%
Iron Mountain Inc.:
6.000%, 8/15/2023	1,575,000	1,571,063

Transportation		0.78%
American Airlines 2013-2 Class A Pass Through Trust:
4.950%, 1/15/2023	9,003,732	9,622,739
CSX Transportation Inc.:
9.750%, 6/15/2020	1,250,000	1,625,840
		11,248,579

Total Industrial
(Cost $361,072,003)		359,741,480

Utility		4.42%
Electric		4.01%
Commonwealth Edison Co.:
Series 104, 5.950%, 8/15/2016	7,375,000	7,695,399
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	4,285,000	4,987,689
3.900%, 6/15/2021	4,275,000	4,604,940
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	3,287,000	3,364,142
Series R, 6.750%, 7/1/2037	2,850,000	3,818,148
Oncor Electric Delivery Co. LLC:
7.000%, 9/1/2022	13,178,000	16,277,953
San Diego Gas & Electric Co.:
6.000%, 6/1/2026	3,550,000	4,425,011
Tenaska Alabama II Partners LP - 144A:
6.125%, 3/30/2023(2)	170,913	184,955
Tenaska Virginia Partners LP - 144A:
6.119%, 3/30/2024(2)	158,437	176,423
Westar Energy Inc.:
8.625%, 12/1/2018	9,950,000	11,959,174
		57,493,834

Other Utility		0.41%
Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	1,564,000	1,749,956
Public Service Co. of Oklahoma:
6.150%, 8/1/2016	3,075,000	3,202,342
WPD Holdings Inc - 144A (United Kingdom):
7.250%, 12/15/2017(2)	875,000	949,127
		5,901,425

Total Utility
(Cost $57,074,922)		63,395,259

Total Corporate Bonds
(Cost $645,162,194)		649,425,466

	Principal Amount	Market Value
MUNICIPAL BONDS		6.07%
California		2.38%
City of San Francisco CA Public Utilities Commission Water Revenue,
6.000%, 11/1/2040	11,750,000	14,301,630
University of California,
6.270%, 5/15/2031	9,150,000	10,197,309
		24,498,939

San Diego County Regional Airport Authority,
6.628%, 7/1/2040	8,430,000	9,706,724

District Of Columbia		0.77%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue,
7.462%, 10/1/2046	8,600,000	$11,067,168

Texas		0.24%
The University of Texas System,
6.276%, 8/15/2041	3,026,000	3,418,260

Washington		2.68%
State of Washington:
Series FUEL SALES TAX REVENUE, 5.090%, 8/1/2033	5,900,000	6,786,180
Series AD VALOREM PROPERTY TAX, 5.481%, 8/1/2039	8,400,000	10,226,496
Washington State Convention Center Public Facilities District,
Series HOTEL OCCUPANCY TAX, 6.790%, 7/1/2040	7,475,000	9,286,641
		26,299,317

Port of Seattle WA,
7.000%, 5/1/2036	10,520,000	12,016,049

Total Municipal Bonds
(Cost $87,392,517)		87,006,457

Principal Amount	Market Value
ASSET-BACKED SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES & AGENCY MORTGAGE-BACKED SECURITIES		33.04%
Asset Backed Securities		3.15%
Harley-Davidson Motorcycle Trust 2015-1:
Series 2015-1, Class A3, 1.410%, 6/15/2020	15,000,000	15,083,025
Honda Auto Receivables 2015-2 Owner Trust:
Series 2015-2, Class A3, 1.040%, 2/21/2018	8,590,000	8,586,594
Toyota Auto Receivables Owner Trust:
Series 2012-A, Class A4, 0.990%, 8/15/2017	2,203,233	2,204,260
		25,873,879

Chase Issuance Trust:
Series 2015-A2, Class A2, 1.590%, 2/18/2020	12,225,000	12,340,404
Series 2015-A5, Class A5, 1.350%, 4/15/2020	2,300,000	2,308,354
		14,648,758

Aircraft Lease Securitisation Ltd. - 144A:
4/26/12, Series 2007-1A, Class G3, 0.459%, 5/10/2032(1)(2)	1,407,807	1,395,488

Centerpoint Energy Transition Bond Co. III LLC:
Series 2008-A, Class A1, 4.192%, 2/1/2017	834,576	850,398

Marriott Vacation Club Owner Trust - 144A:
11/5/10, Series 2010-1A, Class A, 3.540%, 10/20/2032(2)	2,349,524	$2,406,356

Total Asset Backed Securities
(Cost $44,837,883)		45,174,879

Commercial Mortgage-Backed Securities		2.51%
Crown Castle Towers LLC - 144A:
5.495%, 1/15/2017(2)	4,500,000	4,631,350
6.113%, 1/15/2020(2)	8,975,000	10,140,552
4.883%, 8/15/2020(2)	5,900,000	6,391,821
GTP Acquisition Partners I LLC - 144A:
3.482%, 6/16/2025(2)	10,800,000	10,802,592
Tuckahoe Credit Lease Trust - 144A:
9.310%, 10/20/2025(2)(4)	4,040,318	3,959,511
		35,925,826

Total Commercial Mortgage-Backed Securities
(Cost $33,845,063)		35,925,826

Mortgage-Backed Securities Passthrough		24.41%
Fannie Mae Pool:
Pool #932361, 4.000%, 1/1/2025	4,011,820	4,233,021
Pool #AC8938, 4.500%, 1/1/2025	6,082,359	6,522,116
Pool #AD4268, 4.500%, 3/1/2025	3,679,969	3,957,052
Pool #AL2840, 2.500%, 11/1/2027	11,636,539	11,980,553
Pool #AB4853, 3.000%, 4/1/2032	17,390,065	18,054,092
Pool #725705, 5.000%, 8/1/2034	361,553	400,488
Pool #735288, 5.000%, 3/1/2035	1,949,983	2,154,821
Pool #255706, 5.500%, 5/1/2035	1,953,660	2,205,085
Pool #MA2354, Series 2015-, 3.500%, 8/1/2035	16,680,715	17,580,256
Pool #735897, 5.500%, 10/1/2035	1,440,144	1,619,810
Pool #850582, 5.500%, 1/1/2036	576,553	649,168
Pool #745275, 5.000%, 2/1/2036	2,053,570	2,264,769
Pool #845471, 5.000%, 5/1/2036	139,676	142,248
Pool #888016, 5.500%, 5/1/2036	2,465,622	2,777,420
Pool #190377, 5.000%, 11/1/2036	1,952,091	2,152,196
Pool #256526, 6.000%, 12/1/2036	1,719,678	1,883,419
Pool #888405, 5.000%, 12/1/2036	394,498	434,891
Pool #907772, 6.000%, 12/1/2036	348,484	369,178
Pool #910881, 5.000%, 2/1/2037	1,944,993	2,077,775
Pool #889108, 6.000%, 2/1/2038	1,680,575	1,903,453
Pool #889579, 6.000%, 5/1/2038	2,461,433	2,787,362
Pool #995373, Series 2009-, 4.500%, 2/1/2039	11,910,697	12,968,398
Pool #995838, 5.500%, 5/1/2039	2,024,409	$2,264,720
Pool #AE0395, 4.500%, 10/1/2040	8,946,976	9,726,717
Pool #AE0949, 4.000%, 2/1/2041	4,662,827	4,989,706
Pool #AL3287, Series 2013-, 4.500%, 9/1/2041	5,674,898	6,177,357
Pool #AL0933, Series 2011-, 5.000%, 10/1/2041	2,415,911	2,670,923
Pool #AL5315, Series 2014-, 4.000%, 6/1/2042	3,896,870	4,179,978
Pool #AL2625, 3.500%, 10/1/2042	11,882,800	12,454,630
Pool # MA1273, 3.500%, 12/1/2042	6,443,731	6,743,182
Pool #AL4010, Series 2013-, 3.500%, 7/1/2043	18,868,150	19,825,265
Pool #MA1700, Series 2013-, 4.500%, 12/1/2043	5,724,115	6,216,583
Pool #AW4796, Series 2014-, 4.000%, 4/1/2044	6,101,768	6,518,402
Pool #MA1917, Series 2014-, 4.500%, 6/1/2044	1,386,746	1,507,699
Pool #MA2005, Series 2014-, 4.500%, 8/1/2044	1,713,502	1,863,289
Pool #AX2530, Series 2014-, 4.000%, 11/1/2044	7,405,504	7,917,225
Pool #MA2091, Series 2014-, 4.000%, 11/1/2044	10,053,076	10,542,866
Pool #MA2145, Series 2014-, 4.000%, 1/1/2045	19,555,057	20,893,500
Pool #AY3374, Series 2015-, 3.500%, 4/1/2045	18,976,146	19,868,335
Freddie Mac Gold Pool:
Gold Pool #G08061, 5.500%, 6/1/2035	179,914	199,973
Gold Pool #G08079, 5.000%, 9/1/2035	2,150,954	2,370,186
Gold Pool #G01960, 5.000%, 12/1/2035	685,566	755,345
Gold Pool #A41748, 5.000%, 1/1/2036	908,250	999,918
Gold Pool #A42128, 5.500%, 1/1/2036	726,610	806,507
Gold Pool #G02064, 5.000%, 2/1/2036	1,083,349	1,193,108
Gold Pool #G05200, 5.000%, 5/1/2036	3,369,184	3,712,593
Gold Pool #G02252, 5.500%, 7/1/2036	2,034,132	2,253,651
Gold Pool #G02386, 6.000%, 11/1/2036	1,386,438	1,570,086
Gold Pool #G03189, 6.500%, 9/1/2037	2,552,268	2,938,124
Pool #A86876, 5.000%, 6/1/2039	2,030,266	2,223,001
Gold Pool #A91161, 4.500%, 2/1/2040	4,121,774	4,474,834
Pool #A92533, 4.500%, 6/1/2040	4,567,831	4,956,020
Pool #A93505, 4.500%, 8/1/2040	5,869,677	6,370,119
Pool #A97047, 4.500%, 2/1/2041	4,859,182	$5,276,629
Pool #A97620, 4.500%, 3/1/2041	8,576,200	9,313,126
Gold Pool #Q05168, 4.000%, 12/1/2041	16,223,009	17,324,043
Gold Pool #Q05601, 4.000%, 1/10/2042	9,137,941	9,753,557
Gold Pool #C03789, 4.000%, 3/1/2042	7,916,350	8,451,697
Gold Pool #G08607, Series 2014-, 4.500%, 9/1/2044	3,715,711	4,028,726
Gold Pool #G07961, Series 2015-, 3.500%, 3/1/2045	13,646,879	14,251,450
Ginnie Mae I pool:
Pool #550656, 5.000%, 9/15/2035	303,522	339,815
Ginnie Mae II pool:
Pool #G24496, 5.000%, 7/20/2039	1,665,367	1,852,417
		348,892,873

Freddie Mac Non Gold Pool:
Pool #781958, 2.400%, 9/1/2034(1)	171,101	181,477
Pool #1G1317, 6.102%, 11/1/2036(1)	970,951	1,029,877
		1,211,354

Total Mortgage-Backed Securities Passthrough
(Cost $342,485,937)		350,104,227

Residential Mortgage-Backed Securities		2.97%
American Home Mortgage Investment Trust 2004-4:
Series 2004-4, Class 6A1, 6.000%, 2/25/2045(1)	4,697,946	4,906,364
Banc of America Funding Trust:
Class 2A4, 5.500%, 8/25/2035	399,263	397,553
Series 2005-4, Class 1A4, 5.500%, 8/25/2035	210,748	211,677
Banc of America Mortgage Securities Inc.:
Series 2003-G, Class 2A1, 2.756%, 8/25/2033(1)	3,464,478	3,459,424
Series 2005-8, Class A14, 5.500%, 9/25/2035	289,594	70,160
Banc of America Mortgage Trust:
Series 2003-E, Class 3A1, 2.694%, 6/25/2033(1)	2,610,484	2,561,860
Bear Stearns Co Asset Backed Securities Trust 2003-AC4:
Series 2003-AC4, Class A, 5.500%, 9/25/2033(5)	4,190,596	4,348,823
CHL Mortgage Pass-Through Trust 2004-HYB2:
Series 2004-HYB2, Class 5A, 2.468%, 7/20/2034(1)	3,981,446	3,906,742
CWABS Asset-Backed Certificates Trust 2005-1:
Series 2005-1, Class AF6, 5.030%, 7/25/2035(1)	1,869,669	1,908,201
GSR Mortgage Loan Trust 2005-3F:
Series 2005-3F, Class 2A3, 6.000%, 3/25/2035(1)	2,192,161	2,230,369
JP Morgan Mortgage Trust 2013-2 - 144A:
6/10/13, Series 2013-2, Class A2, 3.500%, 12/25/2030(2)	4,512,145	$4,613,460
MASTR Alternative Loan Trust 2005-3:
Series 2005-3, Class 3A1, 6.500%, 4/25/2035(1)	4,899,850	5,086,785
PHHMC Series 2007-2 Trust:
Series 2007-2, Class A2, 5.748%, 5/18/2037(1)	3,302,914	3,452,154
Renaissance Home Equity Loan Trust 2005-2:
Series 2005-2, Class AF6, 4.781%, 8/25/2035(1)	5,342,398	5,489,536
		42,643,108

Total Residential Mortgage-Backed Securities
(Cost $42,663,913)		42,643,108

Total Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities
(Cost $463,832,796)		473,848,040

U.S. GOVERNMENT & AGENCY OBLIGATIONS		1.51%
Federal National Mortgage Association:
8.200%, 3/10/2016	55,000	56,948
2.625%, 9/6/2024	21,000,000	21,539,805
		21,596,753
Total U.S. Government & Agency Obligations
(Cost $20,880,996)		21,596,753

U.S. TREASURY BONDS & NOTES		12.32%
United States Treasury Note/Bond:
2.625%, 4/30/2016	12,520,000	12,695,080
1.000%, 8/31/2016	37,020,000	37,230,162
0.625%, 12/31/2016	4,750,000	4,760,113
2.000%, 11/15/2021	25,000,000	25,521,975
2.750%, 11/15/2023	4,275,000	4,553,542
5.000%, 5/15/2037	9,250,000	12,977,704
4.375%, 2/15/2038	2,050,000	2,638,147
4.375%, 11/15/2039	15,000,000	19,259,370
4.750%, 2/15/2041	18,350,000	24,901,519
3.125%, 11/15/2041	3,500,000	3,694,505
2.750%, 8/15/2042	22,200,000	21,670,153
2.500%, 2/15/2045	7,375,000	6,796,136
		176,698,406
Total U.S. Treasury Bonds & Notes
(Cost $166,390,673)		176,698,406

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		1.42%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	20,404,890	20,404,890

Total Money Market Mutual Funds
(Cost $20,404,890)		20,404,890

Total Investments
(Cost $1,413,353,494)	100.25%	1,437,769,202

Liabilities in Excess of Other Assets	(0.25%)	(3,624,551)

Net Assets	100.00%	$1,434,144,651

See Notes to Quarterly Statements of Investments.

** Non-income producing security.
(1) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(2) This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Aircraft Lease Securitisation Ltd. - 144A	0.459%	05/10/2032	4/26/12	$1,339,806	$1,395,488	0.10% ^
Cox Communications, Inc. - 144A	9.375%	01/15/2019	5/27/2015 - 5/29/2015	$3,041,525	$2,978,610	0.21% ^
Crown Castle Towers LLC - 144A	5.495%	01/15/2017	7/29/10	$4,500,000	$4,631,350	0.32% ^
Crown Castle Towers LLC - 144A	6.113%	01/15/2020	1/8/10	$8,975,000	$10,140,552	0.71% ^
Crown Castle Towers LLC - 144A	4.883%	08/15/2020	1/8/10	$5,900,000	$6,391,821	0.45% ^
Emigrant Capital Trust II - 144A	2.763%	04/14/2034	8/11/04	$846,962	$555,688	0.04%
FMR Corp. - 144A	7.490%	06/15/2019	3/6/07	$5,340,712	$5,914,570	0.41% ^
First Tennessee Bank - 144A	3.750%	02/10/2015	3/16/05	$1,500,000	$1,066,547	0.07%
Frontier Communications Corp. - 144A	8.875%	09/15/2020	9/11/2015	$4,329,469	$4,175,625	0.29% ^
GTP Acquisition Partners I LLC - 144A	3.482%	06/16/2025	5/20/2015 - 5/27/2015	$10,824,878	$10,802,592	0.75% ^
JP Morgan Mortgage Trust 2013-2 - 144A	3.500%	12/25/2030	6/10/13	$4,554,358	$4,613,460	0.32% ^
Marriott Vacation Club Owner Trust - 144A	3.540%	10/20/2032	11/5/10	$2,349,287	$2,406,356	0.17% ^
Massachusetts Mutual Life Insurance Co. - 144A	8.875%	06/01/2039	3/24/2015	$7,756,908	$6,977,216	0.49% ^
Northwestern Mutual Life Insurance Co.- 144A	6.063%	03/30/2040	7/16/2015 - 8/10/2015	$7,206,451	$7,355,718	0.51% ^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.750%	06/15/2021	11/4/2014 - 11/12/2014	$7,353,669	$6,977,063	0.49% ^
Range Resources Corp. - 144A	4.875%	05/15/2025	5/7/2015 - 5/18/2015	$15,132,588	$13,517,969	0.94% ^
Tenaska Virginia Partners LP - 144A	6.119%	03/30/2024	4/29/2004 - 1/19/2005	$158,382	$176,423	0.01% ^
Tenaska Alabama II Partners LP - 144A	6.125%	03/30/2023	10/9/2003 - 9/4/2009	$172,027	$184,955	0.01% ^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 10/16/2014	$12,152,240	$10,882,187	0.76% ^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/09	$3,645,185	$3,959,511	0.28%
WPD Holdings Inc - 144A	7.250%	12/15/2017	10/15/2003 - 6/30/2006	$868,538	$949,127	0.07% ^
West Fraser Timber Co. Ltd. - 144A	4.350%	10/15/2024	10/7/2014	$10,675,000	$10,359,361	0.72% ^
				$118,622,985	$116,412,189	8.12%

^  144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 7.73% of the Fund’s net assets as of September 30, 2015.

(3) Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(4) This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2015 these securities represented 0.28% of the Fund's net assets.
(5) Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2015.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF SEPTEMBER 30, 2015 (Unaudited)
	Principal Amount	Market Value
MUNICIPAL BONDS		95.69%
CERTIFICATE PARTICIPATION		24.14%
Education		4.07%
Douglas County School District No Re-1 Douglas & Elbert Counties:
5.000%, 1/15/2025(1)	1,000,000	$1,120,050
5.000%, 1/15/2029(1)	705,000	795,071
El Paso County School District No. 49 Falcon,
5.000%, 12/15/2028(1)	2,160,000	2,551,500
Larimer Weld & Boulder County School District R-2J Thompson,
5.000%, 12/1/2022	500,000	592,210
Pueblo County School District No 70:
2.000%, 1/15/2017	200,000	202,762
1.500%, 1/15/2018	175,000	175,273
1.875%, 1/15/2019	180,000	179,912
2.100%, 1/15/2020	215,000	214,998
2.375%, 1/15/2021(1)	270,000	269,130
State of Colorado,
5.000%, 3/15/2024(1)	1,000,000	1,147,900
		7,248,806

General		18.94%
Auraria Higher Education Center,
6.000%, 5/1/2024(1)	499,000	583,072
City & County of Denver CO:
5.000%, 12/1/2024	990,000	1,201,315
5.250%, 12/1/2024(1)	625,000	704,594
City of Aurora CO:
5.000%, 12/1/2023	700,000	842,681
5.000%, 12/1/2024	850,000	1,035,334
5.000%, 12/1/2026(1)	1,000,000	1,137,010
5.000%, 12/1/2030(1)	875,000	983,614
City of Longmont CO,
5.000%, 12/1/2028(1)	1,500,000	1,717,890
City of Pueble CO,
5.500%, 8/15/2018, AGM(2)	500,000	559,385
City of Westminster CO:
4.000%, 12/1/2024(1)	1,215,000	1,327,108
5.000%, 12/1/2029(1)	835,000	962,062
5.000%, 12/1/2030(1)	1,000,000	1,143,780
Colorado Higher Education:
5.000%, 11/1/2022	1,000,000	1,198,370
5.250%, 11/1/2023(1)(3)	1,280,000	1,449,165
5.000%, 11/1/2024	1,000,000	1,228,200
5.000%, 11/1/2025	1,000,000	1,230,380
County of Boulder CO:
5.000%, 12/1/2024(1)	320,000	372,250
5.000%, 12/1/2025(1)	500,000	581,375
County of Eagle CO,
5.250%, 12/1/2023(1)	500,000	562,680
County of Pueblo CO,
5.000%, 9/15/2019(2)	750,000	854,805
El Paso County School District No. 49 Falcon,
5.000%, 12/15/2028(1)(2)(3)	800,000	875,328
Rangeview Library District:
5.000%, 12/15/2022(1)(2)	1,815,000	2,048,790
5.000%, 12/15/2029(1)(2)	1,675,000	1,937,741
Regional Transportation District:
5.000%, 12/1/2022, AMBAC(1)(2)	1,000,000	1,081,940
5.000%, 6/1/2026(1)	1,500,000	1,740,495
5.000%, 6/1/2028(1)	2,000,000	2,340,400
State of Colorado,
5.000%, 11/1/2018, NATL-RE(1)(2)(3)	700,000	702,443
Town of Erie CO,
5.000%, 11/1/2027(1)	1,735,000	$2,040,429
Town of Parker Co.,
5.000%, 11/1/2030(1)	1,150,000	1,304,962
		33,747,598

Higher Education		0.35%
State of Colorado,
4.500%, 11/1/2022	550,000	627,396

Transportation		0.78%
Regional Transportation District,
5.000%, 6/1/2020	1,200,000	1,391,676

Total Certificate Participation
(Cost $41,688,400)		$43,015,476

GENERAL OBLIGATION LTD		0.86%
General Obligation		0.86%
Eaton Area Park & Recreation District,
5.500%, 12/1/2030(1)	470,000	495,803
Fossil Ridge Metropolitan District No 3,
5.000%, 12/1/2044(1)	1,000,000	1,041,390
		1,537,193

Total General Obligation Ltd
(Cost $1,543,309)		$1,537,193

GENERAL OBLIGATION UNLTD		28.38%
Development		2.35%
Beacon Point Metropolitan District,
5.000%, 12/1/2030(1)	1,000,000	1,142,860
Central Platte Valley Metropolitan District:
5.500%, 12/1/2029(1)	750,000	849,330
6.000%, 12/1/2038(1)	1,000,000	1,165,190
5.000%, 12/1/2043(1)	1,000,000	1,023,470
		4,180,850

Facilities		1.98%
Clear Creek Metropolitan Recreation District,
2.500%, 12/1/2017	1,430,000	1,452,580
Tallyns Reach Metropolitan District No 3,
4.000%, 12/1/2021	1,930,000	2,081,582
		3,534,162

General Obligation		4.72%
Anthem West Metropolitan District,
5.000%, 12/1/2035(1)(2)	1,165,000	1,291,146
City & County of Denver CO,
5.000%, 8/1/2025(1)	750,000	838,395
Commonwealth of Puerto Rico:
5.500%, 7/1/2016(2)	500,000	513,125
5.500%, 7/1/2017(2)	1,090,000	1,130,145
5.500%, 7/1/2018(2)	520,000	540,696
5.500%, 7/1/2019(2)	855,000	885,549
5.250%, 7/1/2020(2)	1,065,000	1,091,433
5.250%, 7/1/2024(1)(2)	705,000	704,944
5.375%, 7/1/2025(1)(2)	260,000	261,024
Wheatlands Metropolitan District,
5.000%, 12/1/2030(1)(2)	1,000,000	1,147,500
		8,403,957

School District		19.33%
Adams 12 Five Star Schools,
zero coupon, 12/15/2024(1)	2,385,000	1,607,418
Arapahoe County School District No 5 Cherry Creek,
5.000%, 12/15/2024	3,120,000	3,890,578
Arapahoe County School District No 6 Littleton,
4.000%, 12/1/2027(1)	840,000	926,596
Arapahoe County School District No. 1 Englewood:
5.000%, 12/1/2028(1)	975,000	1,144,825
5.000%, 12/1/2029(1)	2,440,000	$2,857,289
Denver City & County School District No 1:
5.000%, 12/1/2026(1)	2,000,000	2,439,780
5.000%, 12/1/2029(1)	1,240,000	1,474,360
Denver City & County School District No. 1,
5.500%, 12/1/2022, FGIC(2)	500,000	622,155
Douglas County School District No Re-1 Douglas & Elbert Counties,
zero coupon, 12/15/2022	1,660,000	1,425,309
Durango School District No 9-R:
4.500%, 11/1/2023(1)	1,000,000	1,150,290
5.000%, 11/1/2024(1)	1,000,000	1,182,010
Eagle County School District No RE50J,
5.000%, 12/1/2026, AGM(1)(2)(3)	2,500,000	2,631,550
El Paso County School District No 12 Cheyenne Mountain:
5.000%, 9/15/2030(1)	1,260,000	1,495,507
5.000%, 9/15/2031(1)	1,000,000	1,180,800
Garfield County School District No Re002 Garfield:
5.000%, 12/1/2024, AGM(1)(2)(3)	800,000	842,096
4.750%, 12/1/2025, AGM(1)(2)(3)	1,000,000	1,049,740
5.000%, 12/1/2027, AGM(1)(2)(3)	250,000	263,155
Garfield Pitkin & Eagle Counties School District No Re-1 Roaring Fork,
5.000%, 12/15/2023(1)	1,500,000	1,788,855
Ignacio School District 11JT,
5.000%, 12/1/2029(1)	1,000,000	1,167,870
Jefferson County School District R-1,
5.250%, 12/15/2025, AGM(1)(2)(3)	500,000	528,990
Moffat County School District No Re001 Craig,
5.250%, 12/1/2026, AGM(1)(2)(3)	1,030,000	1,130,775
Morgan County School District No 3 Fort Morgan:
5.000%, 12/1/2028(1)	1,210,000	1,409,819
5.000%, 12/1/2030(1)	635,000	729,958
Routt-Rio Blanco Counties School District Re-3 South Routt/CO:
1.500%, 12/1/2016	630,000	638,348
1.500%, 12/1/2017	255,000	258,172
San Miguel County School District R-1 Telluride,
5.000%, 12/1/2029(1)	500,000	595,845
		34,432,090

Total General Obligation Unltd
(Cost $49,515,207)		$50,551,059

REVENUE BONDS		38.05%
Airport		1.54%
City & County of Denver CO Airport System Revenue:
5.000%, 11/15/2018, XLCA(1)(2)	1,000,000	1,005,200
5.250%, 11/15/2028(1)	1,000,000	1,147,660
5.250%, 11/15/2028(1)	500,000	589,510
		2,742,370

Education		4.33%
Colorado Educational & Cultural Facilities Authority:
5.000%, 12/15/2015	140,000	140,906
5.000%, 10/1/2019	115,000	124,170
5.000%, 12/15/2021, MORAL OBLG(1)	180,000	180,812
4.000%, 4/1/2022	250,000	256,615
4.125%, 7/1/2026(1)	630,000	622,698
4.625%, 12/15/2028, MORAL OBLG(1)	250,000	250,445
5.000%, 8/15/2030(1)	750,000	814,785
5.000%, 11/1/2030(1)	500,000	$550,250
5.000%, 11/15/2031(1)	1,000,000	1,108,710
5.000%, 12/1/2031(1)	1,500,000	1,676,130
5.000%, 10/1/2032(1)	1,340,000	1,448,741
5.625%, 1/15/2044(1)	505,000	534,204
		7,708,466

Facilities		0.56%
City & County of Denver CO Golf Revenue:
5.000%, 9/1/2018(1)	350,000	356,167
5.000%, 9/1/2019(1)	500,000	508,270
City of Aurora CO,
4.375%, 12/1/2015	125,000	125,050
		989,487

General		6.88%
City & County of Denver CO,
5.250%, 9/1/2018(2)	1,500,000	1,683,015
City of Commerce City CO:
5.000%, 8/1/2026(1)(2)	350,000	411,005
5.000%, 8/1/2028(1)(2)	600,000	693,390
5.000%, 8/1/2028(1)(2)	375,000	447,893
5.000%, 8/1/2032(1)(2)	1,000,000	1,135,710
County of Boulder CO,
5.000%, 12/15/2025(1)	1,000,000	1,125,770
Denver Convention Center Hotel Authority:
4.750%, 12/1/2035(1)(2)	300,000	302,028
5.000%, 12/1/2035(1)(2)	1,060,000	1,078,465
Grand Junction State Leasing Authority:
5.000%, 6/15/2020, NATL-RE(1)(2)	390,000	402,842
5.000%, 6/15/2023, NATL-RE(1)(2)	390,000	402,843
Puerto Rico Municipal Finance Agency (Puerto Rico),
5.000%, 8/1/2017(1)(2)	105,000	105,159
Regional Transportation District,
5.000%, 11/1/2027, AMBAC(1)(2)(3)	575,000	603,589
Town of Castle Rock CO:
6.000%, 6/1/2023, AGM(1)(2)	500,000	564,780
5.000%, 6/1/2029(1)	1,630,000	1,859,830
Town of Superior CO:
4.750%, 6/1/2017(1)	325,000	333,895
5.000%, 6/1/2026(1)	1,085,000	1,115,304
		12,265,518

Higher Education		3.18%
Auraria Higher Education Center,
4.000%, 4/1/2029(1)(2)	2,500,000	2,779,300
Colorado Educational & Cultural Facilities Authority:
4.000%, 3/1/2024(1)	500,000	552,900
4.000%, 3/1/2025(1)	500,000	548,990
Colorado State Board of Governors University - Enterprise Revenue Bonds:
5.000%, 12/1/2020, XLCA(1)(2)(3)	500,000	503,760
5.250%, 3/1/2024(1)(2)(3)	75,000	80,071
University of Colorado,
5.000%, 6/1/2029(1)	1,000,000	1,199,950
		5,664,971

Medical		13.11%
Aspen Valley Hospital District:
5.000%, 10/15/2021(1)	600,000	621,210
5.000%, 10/15/2030(1)	1,650,000	1,826,830
City of Aurora CO,
5.000%, 12/1/2022, AGM(1)(2)	1,000,000	1,099,010
Colorado Health Facilities Authority:
5.000%, 1/1/2017	1,105,000	1,136,813
5.000%, 12/1/2019	300,000	339,810
5.125%, 11/15/2020(1)(3)	345,000	363,651
5.000%, 12/1/2021	875,000	1,021,886
5.000%, 2/1/2022	200,000	$219,010
5.000%, 9/15/2022(1)	850,000	901,901
5.000%, 1/1/2023(1)	1,000,000	1,132,630
5.000%, 2/1/2023(1)	500,000	569,400
5.000%, 2/1/2023	520,000	571,735
5.250%, 7/1/2024(1)	1,000,000	1,123,020
5.000%, 12/1/2024(1)	1,000,000	1,163,550
5.000%, 9/1/2025(1)	450,000	482,823
5.000%, 5/15/2027(1)	250,000	264,655
5.250%, 11/15/2027(1)(4)	1,000,000	1,055,440
5.000%, 9/1/2029(1)	1,000,000	1,121,060
5.000%, 10/1/2032(1)	500,000	553,325
Denver Health & Hospital Authority:
5.000%, 12/1/2017(1)	1,500,000	1,568,385
5.000%, 12/1/2018(1)	550,000	574,035
5.000%, 12/1/2020(1)	1,500,000	1,563,075
University of Colorado Hospital Authority:
5.000%, 11/15/2023(1)	450,000	533,488
5.000%, 11/15/2027(1)	1,000,000	1,158,390
5.000%, 11/15/2036(1)	2,170,000	2,390,494
		23,355,626

Nursing Homes		1.71%
Colorado Health Facilities Authority:
5.250%, 6/1/2018(1)(3)	530,000	547,167
5.250%, 6/1/2018(1)	220,000	226,490
5.250%, 6/1/2020(1)	145,000	149,257
5.250%, 6/1/2020(1)(3)	355,000	366,498
5.000%, 6/1/2022	750,000	845,648
5.250%, 6/1/2023(1)	105,000	107,978
5.250%, 6/1/2023(1)(3)	295,000	304,555
5.250%, 12/1/2025(1)(3)	500,000	503,915
		3,051,508

Transportation		0.56%
Northwest Parkway Public Highway Authority,
5.800%, 6/15/2025, AGM(1)(2)(3)	960,000	996,941

Utilities		0.66%
City of Colorado Springs CO Utilities System Revenue,
5.000%, 11/15/2027(1)	1,000,000	1,172,370

Water		5.52%
City & County of Broomfield Co.:
4.000%, 12/1/2018	1,400,000	1,512,854
5.000%, 12/1/2023(1)	1,285,000	1,508,963
City of Brighton CO Water Activity Revenue,
5.000%, 12/1/2029(1)(2)	1,515,000	1,719,949
City of Fort Collins CO Wastewater Utility Revenue,
5.000%, 12/1/2027(1)	465,000	522,627
Colorado Water Resources & Power Development Authority,
4.250%, 11/15/2025, NATL-RE(1)(2)	1,420,000	1,426,532
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, AGM(1)(2)	1,575,000	1,713,537
East Cherry Creek Valley Water & Sanitation District,
5.000%, 11/15/2031(1)	1,235,000	1,433,810
		9,838,272

Total Revenue Bonds
(Cost $66,145,557)		$67,785,529

TAX ALLOCATION		4.26%
Development		2.16%
Denver Urban Renewal Authority:
5.000%, 12/1/2024(1)	500,000	584,990
5.000%, 12/1/2025(1)	1,000,000	1,164,260
Plaza Metropolitan District No 1:
4.000%, 12/1/2016	1,000,000	1,022,600
5.000%, 12/1/2022	1,000,000	$1,086,260
		3,858,110

General		2.10%
Fountain Urban Renewal Authority,
4.500%, 11/1/2029(1)	2,000,000	1,991,680
Thornton Development Authority:
5.000%, 12/1/2023	300,000	351,393
5.000%, 12/1/2024	440,000	519,631
5.000%, 12/1/2025(1)	325,000	380,949
5.000%, 12/1/2026(1)	425,000	494,441
		3,738,094

Total Tax Allocation
(Cost $7,502,881)		$7,596,204

Total Municipal Bonds
(Cost $166,395,354)		170,485,461

MONEY MARKET MUTUAL FUNDS		3.15%
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.010%)	5,603,789	5,603,789

Total Money Market Mutual Funds
(Cost $5,603,789)		5,603,789

Total Investments
(Cost $171,999,143)	98.84%	176,089,250

Other Assets in Excess of Liabilities	1.16%	2,061,004

Net Assets	100.00%	$178,150,254

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(1)   This security has a call feature.

(2)   This security is insured.

(3)   This security is prerefunded in advance of the next call date.

(4)   The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
AMBAC	Ambac Financial Group Incorporated.
FGIC	Financial Guaranty Insurance Company.
FNMA	Federal National Mortgage Association.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MORAL OBLG

Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

NATL- RE	Third party insurer for municipal debt securities.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
SA	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds.

CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

September 30, 2015 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth Fund, Westcore MIDCO Growth Fund, Westcore Select Fund, Westcore Small-Cap Growth Fund, Westcore Blue Chip Dividend Fund, Westcore Mid-Cap Value Dividend Fund, Westcore Small-Cap Value Dividend Fund, Westcore Micro-Cap Opportunity Fund, Westcore International Small-Cap Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Small-Cap Growth, Westcore Blue Chip Dividend, Westcore Small-Cap Value Dividend, Westcore Flexible Income and Westcore Plus Bond Funds also offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2015, all Funds were primarily invested in securities traded on U.S. exchanges, except Westcore International Small-Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Concentration of Risk – As of September 30, 2015, the Westcore International Small-Cap Fund invested a significant percentage of its assets in Australia, Japan, and the United Kingdom. Therefore, it may be more affected by economic developments and currency fluctuations in these countries.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.  As of September 30, 2015, none of the Funds held when-issued or forward commitment securities.

Other – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis. Other income is primarily comprised of consent fees which are compensation for agreeing to changes in the terms of debt instruments.

3. COST AND UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS ON A TAX BASIS

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund
As of September 30, 2015
Gross appreciation (excess of value over tax cost)	$5,722,097	$10,270,075	$5,217,464
Gross depreciation (excess of tax cost over value)	(1,212,843)	(10,272,072)	(10,418,116)
Net unrealized appreciation/(depreciation)	$4,509,254	$(1,997)	$(5,200,652)
Cost of investment for income tax purposes	$25,681,406	$83,680,540	$67,930,410

	Westcore Small-Cap Growth Fund	Westcore Blue Chip Dividend Fund	Westcore Mid-Cap Value Dividend Fund

As of September 30, 2015
Gross appreciation (excess of value over tax cost)	$621,884	$4,563,495	$6,922,005
Gross depreciation (excess of tax cost over value)	(787,571)	(3,808,346)	(3,534,155)
Net unrealized appreciation/(depreciation)	$(165,687)	$755,149	$3,387,850
Cost of investment for income tax purposes	$6,529,609	$40,144,034	$48,265,236

	Westcore Small-Cap Value Dividend Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund

As of September 30, 2015
Gross appreciation (excess of value over tax cost)	$27,489,750	$3,741,395	$36,749,642
Gross depreciation (excess of tax cost over value)	(18,291,348)	(2,432,015)	(33,459,908)
Net unrealized appreciation	$9,198,402	$1,309,380	$3,289,734
Cost of investment for income tax purposes	$231,932,720	$23,662,320	$170,054,808

Westcore Bond Funds
	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of September 30, 2015
Gross appreciation (excess of value over tax cost)	$1,715,227	$45,032,908	$4,649,009
Gross depreciation (excess of tax cost over value)	(4,976,548)	(20,814,536)	(558,902)
Net unrealized appreciation/(depreciation)	$(3,261,321)	$24,218,372	$4,090,107
Cost of investment for income tax purposes	$62,954,964	$1,413,550,830	$171,999,143

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ assets:

Westcore Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$29,673,025	$–	$–	$29,673,025
Money Market Mutual Funds	517,635	–	–	517,635
Total	$30,190,660	$–	$–	$30,190,660

Westcore MIDCO Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$80,219,994	$–	$–	$80,219,994
Money Market Mutual Funds	3,458,549	–	–	3,458,549
Total	$83,678,543	$–	$–	$83,678,543

Westcore Select Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$60,784,971	$–	$–	$60,784,971
Money Market Mutual Funds	1,944,787	–	–	1,944,787
Total	$62,729,758	$–	$–	$62,729,758

Westcore Small-Cap Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$6,263,629	$–	$–	$6,263,629
Money Market Mutual Funds	100,293	–	–	100,293
Total	$6,363,922	$–	$–	$6,363,922

Westcore Blue Chip Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$40,499,232	$–	$–	$40,499,232
Money Market Mutual Funds	399,951	–	–	399,951
Total	$40,899,183	$–	$–	$40,899,183

Westcore Mid-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$49,968,655	$–	$–	$49,968,655
Money Market Mutual Funds	1,684,431	–	–	1,684,431
Total	$51,653,086	$–	$–	$51,653,086

Westcore Small-Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$239,446,832	$–	$–	$239,446,832
Money Market Mutual Funds	1,684,290	–	–	1,684,290
Total	$241,131,122	$–	$–	$241,131,122

Westcore Micro-Cap Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$24,150,126	$–	$–	$24,150,126
Money Market Mutual Funds	821,574	–	–	821,574
Total	$24,971,700	$–	$–	$24,971,700

Westcore International Small-Cap Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$69,930,502	$–	$2,797,246	$72,727,748
Consumer Staples	6,616,342	–	–	6,616,342
Financials	22,178,417	–	–	22,178,417
Health Care	8,318,567	–	–	8,318,567
Industrials	31,816,830	–	–	31,816,830
Information Technology	29,842,906	–	–	29,842,906
Money Market Mutual Funds	$1,843,732	$–	$–	$1,843,732
Total	$170,547,296	$–	$2,797,246	$173,344,542

Other Financial Instruments**
Assets
Forward Foreign Currency Contracts	$–	$860,424	$–	$860,424
Liabilities
Forward Foreign Currency Contracts	–	(714,796)	–	(714,796)
Total	$–	$145,628	$–	$145,628

Westcore Flexible Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stocks	$1,393,226	$–	$–	$1,393,226
Corporate Bonds
Financial Institutions	$–	$5,891,799	$–	$5,891,799
Industrial	–	48,570,220	–	48,570,220
Utility	–	1,375,312	–	1,375,312
Money Market Mutual Funds	234,133	–	–	234,133

Mortgage-Backed Securities	–	–	1,549,374	1,549,374
Residential Mortgage-Backed Securities	–	679,579	–	679,579
Total	$1,627,359	$56,516,910	$1,549,374	$59,693,643

Westcore Plus Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stock
Financial Institutions	$7,722,643	$1,066,547	$–	$8,789,190
Corporate Bonds	$–	$649,425,466	$–	$649,425,466
Municipal Bonds	–	87,006,457	–	87,006,457
Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage-Backed Securities
Asset Backed Securities	–	45,174,879	–	45,174,879
Commercial Mortgage-Backed Securities	–	31,966,315	3,959,511	35,925,826
Mortgage-Backed Securities Passthrough	–	350,104,227	–	350,104,227
Residential Mortgage-Backed Securities	–	42,643,108	–	42,643,108
U.S. Government & Agency Obligations	–	21,596,753	–	21,596,753
U.S. Treasury Bonds & Notes	–	176,698,406	–	176,698,406
Money Market Mutual Funds	20,404,890	–	–	20,404,890
Total	$28,127,533	$1,405,682,158	$3,959,511	$1,437,769,202

Westcore Colorado Tax-Exempt Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$170,485,461	$–	$170,485,461
Money Market Mutual Funds	5,603,789	–	–	5,603,789
Total	$5,603,789	$170,485,461	$–	$176,089,250

*For detailed Industry descriptions, see the accompanying Statements of Investments.

**Other financial instruments are derivative instruments not reflected in the Statements of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.  When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification.  The transfer amount disclosed in the table below represents the value of the securities as of September 30, 2015 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of December 31, 2014.

The Westcore International Small-Cap Fund had the following transfers out of Level 2 at September 30, 2015:

	Level 1- Quoted and Unadjusted Prices		Level 2- Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stock	$ 87,237,394			$ (87,237,394)
Total	$ 87,237,394	$ -	$ -	$ (87,237,394)

All securities of the Funds, except for Westcore International Small-Cap, Westcore Flexible Income and Westcore Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2015. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore International Small-Cap Fund
Investments in Securities	Balance as of December 31, 2014	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2015	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2015
Common Stock	$12,807,736	$-	$(1,547,530)	$(5,349,509)	$(3,113,451)	$-	$2,797,246	$(5,349,509)
Total	$12,807,736	$-	$(1,547,530)	$(5,349,509)	$(3,113,451)	$-	$2,797,246	$(5,349,509)

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2014	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2015	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2015
Commercial Mortgage-Backed Security	$1,845,381	$6,007	$6,779	$(240,727)	$(68,066)	$-	$1,549,374	$(240,727)
Total	$1,845,381	$6,007	$6,779	$(240,727)	$(68,066)	$-	$1,549,374	$(240,727)

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2014	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2015	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2015
Commercial Mortgage-Backed Security	$16,914,693	$15,352	$17,325	$(813,912)	$(12,173,947)	$-	$3,959,511	$(615,192)
Total	$16,914,693	$15,352	$17,325	$(813,912)	$(12,173,947)	$-	$3,959,511	$(615,192)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investment Advisors LLC (the “Adviser or “Denver Investments”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2015:

Quantitative Information about Level 3 Fair Value Measurements		Fair Value at September 30, 2015	Valuation Technique	Unobservable Input(a)	Level/Range

Westcore International Small-Cap Fund
Common Stock		$2,797,246	Discounted Trade Price*	Discount Factor	59.09%
Total		$2,797,246

Westcore Flexible Income Fund
Commercial Mortgage-Backed Security		1,549,374	Adjusted Spread Pricing**	Comparability Adjustment	1.70%
	$
				Liquidity and Maturity Adjustment	0.30%
Total		$1,549,374

Westcore Plus Bond Fund
Commercial Mortgage-Backed Security		3,959,511	Adjusted Spread Pricing**	Comparability Adjustment	1.70%
	$			Liquidity and Maturity Adjustment	0.30%
Total		$3,959,511

*Trading of this security is halted.  Denver Investments estimates the fair value by applying a discount to the last sales price to account for uncertainty from lack of trading on the exchange where the common stock is listed, and for any other material market information about the common stock.

**Denver Investments identifies comparable security(ies) and obtains market observable spreads to Treasuries, and then adjusts for appropriate comparability or liquidity adjustments.

(a)      A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Comparability Adjustment	Decrease	Increase
Liquidity Adjustment	Decrease	Increase
Discount Factor	Decrease	Increase

5. AFFILIATED COMPANIES

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund.  As of September 30, 2015, Westcore International Small-Cap Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers would be deemed to be affiliates of that Fund for purposes of the 1940 Act.

Security Name	Share Balance at December 31, 2014	Purchases	Sales	Share Balance at September 30, 2015	Market Value at September 30, 2015	Dividends	Realized Gains/(Losses)
ARCLAND SERVICE Co. (Japan)	-	177,772	-	177,772	$7,164,820	$17,326	$-
Credit Corp. Group Ltd. (Australia)	2,631,692	-	1,594,891	1,036,801	7,430,132	454,001	3,548,009
Decmil Group Ltd. (Australia)	8,667,723	-	1,365,700	7,302,023	4,740,895	739,738	(2,503,187)
Japan Property Management Center Co. Ltd. (Japan)	-	570,175	170,600	399,575	4,013,569	46,656	388,187
Magic Software Enterprises Ltd. (Israel)	1,781,780	5,605	884,112	903,273	4,904,773	226,716	(1,671,496)
Webjet Ltd. (Australia)	4,132,223	211,400	2,281,334	2,062,289	6,108,539	286,047	(4,093,322)
					$34,362,728	$1,770,484	$(4,331,809)

Item 2 - Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ John W. Zimmerman
John W. Zimmerman
President/Principal Executive Officer

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John W. Zimmerman
John W. Zimmerman
President/Principal Executive Officer

Date:	November 24, 2015

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Treasurer/Principal Financial Officer

Date:	November 24, 2015